As filed with the Securities and Exchange Commission on July 22, 2020

333-239005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /X/

Pre-Effective Amendment No. 2       /X/

Post-Effective Amendment No.      //

(Check appropriate box or boxes)

T. ROWE PRICE INTERNATIONAL FUNDS, INC.

Exact Name of Registrant as Specified in Charter

100 East Pratt Street, Baltimore, Maryland 21202
Address of Principal Executive Offices

410-345-2000
Registrant’s Telephone Number, Including Area Code

David Oestreicher

100 East Pratt Street, Baltimore, Maryland 21202
Name and Address of Agent for Service

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective under the Securities Act of 1933

It is proposed that this filing will become effective on July 24, 2020 pursuant to Rule 488.

Calculation of Registration Fee under the Securities Act of 1933:

Title of Securities Being Registered: Shares of common stock (par value $0.01 per share) of the Registrant.

Amount Being Registered:

Proposed Maximum Offering Price per Unit:

Proposed Maximum Aggregate Offering Price:

Amount of Registration Fee:

The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no filing fee is payable herewith in reliance upon Section 24(f).

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL CORE EQUITY FUND

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL GROWTH EQUITY FUND

July 21, 2020

Dear Shareholder:

We are writing to inform you about reorganizations that will affect your investment in T. Rowe Price Institutional International Core Equity Fund and T. Rowe Price Institutional International Growth Equity Fund (each, an “Institutional Fund” and together, the “Institutional Funds”). As provided in an Agreement and Plan of Reorganization (each, a “Plan” and together, the “Plans”), each Institutional Fund will be reorganized (each, a “Reorganization” and together, the “Reorganizations”) into a corresponding mutual fund advised by T. Rowe Price Associates, Inc. (“T. Rowe Price”), the same investment adviser to each Institutional Fund, as set out in the table below under the heading “Acquiring Funds” (each, an “Acquiring Fund,” together, the “Acquiring Funds,” and collectively with the Institutional Funds, the “Funds”).

Institutional Funds	Acquiring Funds	Expected Closing Date
T. Rowe Price Institutional International Core Equity Fund	T. Rowe Price Overseas Stock Fund	September 21, 2020
T. Rowe Price Institutional International Growth Equity Fund	T. Rowe Price International Stock Fund	October 5, 2020

Each Reorganization will be consummated on or about the date indicated in the above table (each, a “Closing Date”). The Plans were approved by the Funds’ Boards of Directors (the “Boards”).

Under each Plan, shareholders of each Institutional Fund will become shareholders of the I Class of the corresponding Acquiring Fund (each, an “I Class” and together, the “I Classes”). The value of an account in an I Class will be the same as it was in the Institutional Fund on the Closing Date of a Reorganization. The accompanying combined information statement and prospectus contains detailed information on the transactions and comparisons of the Funds.

Each Institutional Fund and its corresponding Acquiring Fund have identical investment objectives and substantially similar investment programs. The primary difference between the Funds is that the Acquiring Funds are offered in multiple share classes, including an Investor Class, I Class, Advisor Class, Z Class and with respect to the International Stock Fund, an R Class, each of which is available to a variety of investors and has a different investment minimum. Each Institutional Fund is generally only available to institutional investors and requires an initial investment of $1,000,000, which is the same as each Acquiring Fund I Class’s investment minimum.

As discussed in more detail in the accompanying combined information statement and prospectus, the net expense ratios of the Acquiring Funds’ I Classes were lower than their corresponding Institutional Funds as of the six-month period ended April 30, 2020 (including the effects of any expense limitation agreements that are currently in place).

Since each Acquiring Fund invests in a substantially similar portfolio as its corresponding Institutional Fund, and since each I Class has a lower net expense ratio than that of its corresponding Institutional Fund, it is not a financial benefit to a high account balance shareholder to choose an Institutional Fund over the I Class of an Acquiring Fund. Accordingly, the Boards and fund management believe that offering a single fund with each investment program to a wide variety of investors will allow all shareholders to take advantage of potential economies of scale and reduce inefficiencies that can result from offering two substantially similar funds. Shares of each Institutional Fund will automatically be canceled and redeemed for I Class shares of equal value on the applicable Closing Date.

The Reorganizations are not taxable events, but redeeming or exchanging your shares prior to the Closing Date may be a taxable event, depending on your individual tax situation. The cost basis and holding periods of the Institutional Funds shares will carry over to the I Class shares that you will receive in connection with the Reorganization.

NO SHAREHOLDER ACTION IS REQUIRED WITH RESPECT TO THE REORGANIZATIONS. WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE NOT REQUESTED TO SEND US A PROXY.

If you have any questions regarding the enclosed combined information statement and prospectus, please call T. Rowe Price at 1-800-638-8790.

Sincerely,

Robert W. Sharps
Head of Investments & Group Chief Investment Officer

July 21, 2020

COMBINED INFORMATION STATEMENT AND PROSPECTUS

Transfer of the Assets of each of the:

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL CORE EQUITY FUND

(a series of T. Rowe Price Global Funds, Inc.)

By and in Exchange for I Class Shares of the

T. ROWE PRICE OVERSEAS STOCK FUND

(a series of T. Rowe Price International Funds, Inc.)

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL GROWTH EQUITY FUND

(a series of T. Rowe Price Global Funds, Inc.)

By and in Exchange for I Class Shares of the

T. ROWE PRICE INTERNATIONAL STOCK FUND

(a series of T. Rowe Price International Funds, Inc.)

100 East Pratt Street

Baltimore, MD 21202

This Combined Information Statement and Prospectus (“Statement”) will be delivered to shareholders on or about July 21, 2020.

This Statement is being furnished to shareholders of the T. Rowe Price Institutional International Core Equity and T. Rowe Price Institutional International Growth Equity Funds, each a series of T. Rowe Price Global Funds, Inc. (formerly T. Rowe Price Institutional International Funds, Inc.) (each, an “Institutional Fund” and together, the “Institutional Funds”). As provided in an Agreement and Plan of Reorganization (each, a “Plan” and together, the “Plans”), each Institutional Fund will be reorganized (each, a “Reorganization” and together, the “Reorganizations”) into a corresponding mutual fund advised by T. Rowe Price Associates, Inc. (“T. Rowe Price”), the same investment adviser to each Institutional Fund, as set out in the table below under the heading “Acquiring Funds” (each, an “Acquiring Fund,” together, the “Acquiring Funds,” and collectively with the Institutional Funds, the “Funds”).

Institutional Funds	Acquiring Funds	Expected Closing Date
T. Rowe Price Institutional International Core Equity Fund	T. Rowe Price Overseas Stock Fund, a series of T. Rowe Price International Funds, Inc.	September 21, 2020
T. Rowe Price Institutional International Growth Equity Fund	T. Rowe Price International Stock Fund, a series of T. Rowe Price International Funds, Inc.	October 5, 2020

Each Reorganization will be consummated on or about the date indicated in the above table (each, a “Closing Date”). Each Reorganization is a separate transaction and is not contingent upon the other Reorganization and one may be consummated without the other. Each Plan provides for the transfer of substantially all of the assets and liabilities of each Institutional Fund to its corresponding Acquiring Fund, in exchange for I Class shares of the applicable Acquiring Fund (each, an “I Class” and together the “I Classes”). Following the transfer, the I Class shares received in the exchange will be distributed to each Institutional Fund’s shareholders in complete liquidation of the Institutional Funds. Shareholders of the Institutional Funds will receive I Class shares of the applicable Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of their Institutional Fund shares on the business day immediately preceding the closing date of the Reorganization. All issued and outstanding shares of the Institutional Funds will then be simultaneously redeemed.

Shares of each Institutional Fund will automatically be canceled and redeemed for I Class shares of equal value on the closing dates indicated in the table above and you will become a shareholder in the applicable Acquiring Fund. The value of the share balance in your account will be the same as it was in your Institutional Fund(s) on the business day preceding the day of the Reorganization.

Each Institutional Fund and its corresponding Acquiring Fund have identical investment objectives and substantially similar investment programs.

In accordance with each Fund’s operative documents, and applicable Maryland state and U.S. federal law (including Rule 17a-8 under the Investment Company Act of 1940, as amended (the “1940 Act”)), each Reorganization may be effected without the approval of shareholders of any Fund.

NO SHAREHOLDER ACTION IS REQUIRED WITH RESPECT TO THE REORGANIZATIONS.

This Statement concisely sets forth the information you should know about the Acquiring Funds, their I Classes and the Plans. Please read this Statement and keep it for future reference. It is both an information statement for each of the Institutional Funds and a prospectus for the Acquiring Funds.

The following documents have been filed with the Securities and Exchange Commission (“SEC”) and are incorporated into this Statement by reference:

• The Statement of Additional Information dated July 21, 2020 relating to the Reorganization (“SAI”) (SEC File No. 333-239005)

• The prospectuses of the Institutional International Core Equity and Institutional International Growth Equity Funds, each dated March 1, 2020, as supplemented to date (SEC File No. 033-29697)

• The prospectuses of the Overseas Stock and International Stock Funds, each dated March 1, 2020, as supplemented to date (SEC File No. 002-65539)

• The Statement of Additional Information of the Institutional International Core Equity and Institutional International Growth Equity Funds dated May 1, 2020 (SEC File No. 033-29697)

• The Statement of Additional Information of the Overseas Stock and International Stock Funds dated May 1, 2020 (SEC File No. 002-65539)

• The annual shareholder reports of the Institutional International Core Equity and Institutional International Growth Equity Funds, each dated October 31, 2019 (SEC File No. 033-29697)

• The annual shareholder reports of the Overseas Stock and International Stock Funds, each dated October 31, 2019 (SEC File No. 002-65539)

• The semiannual shareholder reports of the Institutional International Core Equity and Institutional International Growth Equity Funds, each dated April 30, 2020 (SEC File No. 033-29697)

• The semiannual shareholder reports of the Overseas Stock and International Stock Funds, each dated April 30, 2020 (SEC File No. 002-65539)

The prospectuses include the Funds’ investment objectives, risks, fees, expenses, and other information that you should read and consider carefully. Each Statement of Additional Information, which contains additional detailed information about the relevant Fund, is not a prospectus but should be read in conjunction with the prospectus.

Each shareholder report contains information about Fund investments, including a review of market conditions and the portfolio manager’s recent investment strategies and their impact on performance. Copies of prospectuses, annual and semiannual shareholder reports, Statements of Additional Information for the Acquiring and Institutional Funds and the SAI relating to these Reorganizations are all available at no cost by calling 1-800-225-5132; by writing to T. Rowe Price, Three Financial Center, 4515 Painters Mill Road, Owings Mills, Maryland 21117; or by visiting our website at troweprice.com. All of the above-referenced documents are also on file with the SEC and available through its website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS COMBINED INFORMATION STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

No person has been authorized to give any information or to make any representations other than what is in this Statement or in the materials expressly incorporated herein by reference. Any such other information or representation should not be relied upon as having been authorized by the Institutional Funds or Acquiring Funds.

SUMMARY

The information contained in this summary is qualified by reference to the more detailed information appearing elsewhere in this Statement, and in the Plans, which are included as Exhibit A to this Statement.

Why are the Reorganizations taking place?

At a meeting held on May 4, 2020, the Boards of Directors of the Funds (the “Boards”), including a majority of the independent directors, unanimously approved the Plans under which each Institutional Fund is to be reorganized into its corresponding Acquiring Fund.

What do the Plans provide for?

Each Plan provides for the transfer of substantially all the assets and liabilities of an Institutional Fund to its corresponding Acquiring Fund in exchange for I Class shares of the Acquiring Fund. Following the transfer, the I Class shares received in the exchange will be distributed to shareholders of the Institutional Fund in complete liquidation of each Institutional Fund. All issued and outstanding shares of the Institutional Funds will then be simultaneously redeemed. As a result of the transaction: (1) you will cease being a shareholder of the Institutional Fund(s); (2) instead you will become an owner of I Class shares of the Acquiring Fund(s); and (3) the value of your account in the Acquiring Fund(s) will equal the value of your account in the Institutional Fund(s) as of the close of the business day immediately preceding the closing date of the transaction.

Do I need to vote for the Reorganizations?

No. No vote of shareholders will be taken with respect to the Reorganizations. THE FUNDS ARE NOT ASKING FOR A PROXY AND YOU ARE NOT REQUESTED TO SEND A PROXY TO THE FUNDS WITH RESPECT TO THE REORGANIZATIONS.

Each Reorganization is a separate transaction and is not contingent upon the other Reorganization and one may be consummated without the other.

Do I need to take any action in connection with the Reorganizations?

No. Your shares of an Institutional Fund will automatically be canceled and redeemed for I Class shares of the Acquiring Fund on the Closing Date of the applicable Reorganization.

Will I have to pay any sales charge, commission, redemption or other similar fee in connection with the applicable Reorganizations?

No, you will not have to pay any sales charge, commission, redemption or other similar fee in connection with the applicable Reorganizations. The I Class does not impose sales charges and does not make any administrative fee payments or 12b-1 fee payments to financial intermediaries. However, you may incur brokerage commissions and other charges when buying or selling I Class shares through a financial intermediary.

Who will pay for the Reorganizations?

The expenses incurred to execute the Reorganizations, including all direct and indirect expenses, will be paid by the Funds and their shareholders since each Reorganization is expected to benefit the Funds. The total estimated expenses associated with each Reorganization are as follows:

Funds	Estimated Reorganization Expenses	Estimated Transaction Costs*
Institutional International Core Equity Fund	$15,000	$13,000
Overseas Stock Fund	27,000	12,000
Total	42,000	25,000

* Includes estimated brokerage commissions and other transaction costs.

Funds	Estimated Reorganization Expenses	Estimated Transaction Costs*
Institutional International Growth Equity Fund	$25,000	$12,000
International Stock Fund	41,000	29,000
Total	66,000	41,000

* Includes estimated brokerage commissions and other transaction costs.

Will there be any tax consequences to the Institutional Funds or their shareholders?

The Reorganizations will each be structured to have no adverse tax consequences to the Institutional Funds or their shareholders. Each Reorganization is conditioned upon the receipt of an opinion of tax counsel to the Funds that, for federal income tax purposes:

• no gain or loss will be recognized by an Institutional Fund, an Acquiring Fund, or their shareholders as a result of a Reorganization;

• the holding period and adjusted basis of the I Class shares received by a shareholder will have the same holding period and adjusted basis of the shareholder’s shares of an Institutional Fund; and

• each Acquiring Fund will assume the holding period and adjusted basis of each asset (with certain exceptions) of its corresponding Institutional Fund that is transferred to the Acquiring Fund that the asset had immediately prior to the Reorganization.

The Institutional Funds may sell certain nontransferable international securities which will result in a net capital gain (or loss) and the Acquiring Funds may buy similar positions in the same securities prior to a Reorganization which will incur transaction expenses.

See “Information About the Reorganizations—Tax Considerations” for more information.

What if I redeem my shares before the applicable Reorganization takes place?

If you choose to redeem your shares before the Reorganizations take place, then the redemption will be treated as a normal sale of shares and, generally, will be a taxable transaction.

What are the investment objectives and policies of the Acquiring Funds and the Institutional Funds?

Each Acquiring Fund and its corresponding Institutional Fund have identical investment objectives. The Funds, in substantive part, seek long-term growth of capital through investments in the common stocks of non-U.S. companies.

Each Acquiring Fund and its corresponding Institutional Fund have substantially similar investment programs. The Institutional International Core Equity Fund and its Acquiring Fund, the Overseas Stock Fund, expect to invest significantly outside the U.S. and to diversify broadly among developed markets and, to a lesser extent, emerging market countries throughout the world. Both Funds normally invests at least 80% of its net assets (including any borrowings for investment purposes) in non-U.S. stocks and at least 65% of its net assets in stocks of large-cap companies. Both Funds take a core approach to investing, which provides some exposure to both growth and value styles of investing. However, the Institutional International Core Equity Fund may at times invest significantly in certain sectors, such as the financials sector.

The Institutional International Growth Equity Fund and its Acquiring Fund, the International Stock Fund, expect to primarily invest in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Normally, at least 80% of each Fund’s net assets (including any borrowings for investment purposes) will be invested in stocks. The Acquiring Fund normally invests in at least five countries and may purchase the stocks of companies of any size, but its focus will typically be on large companies. The Institutional Fund may invest in any number of countries and purchase the stocks of companies of any size, but its focus will typically be on large companies and, to a lesser extent, medium-sized companies. Security selection for both Funds reflect a growth style.

The Funds have identical fundamental investment restrictions and policies and operating policies which are described below and in more detail in the Statement of Additional Information.

Each post-Reorganization Fund (each, a “Combined Fund”) will continue to follow the current investment program that is shared by each Institutional Fund and its corresponding Acquiring Fund.

See “Comparison of Investment Objectives, Policies, and Restrictions.”

What are the Funds’ management arrangements?

All of the Funds are advised and managed by T. Rowe Price Associates, Inc. (“T. Rowe Price”), an SEC-registered investment adviser that, among others, sponsors and serves as adviser and subadviser to registered investment companies.

With respect to the Institutional International Growth Equity and International Stock Funds, T. Rowe Price has entered into subadvisory agreements with T. Rowe Price International Ltd (“T. Rowe Price International”) under which T. Rowe Price International is authorized to trade securities and make discretionary investment decisions on behalf of the Funds. T. Rowe Price International is registered with the SEC as an investment adviser and is authorized or licensed by the United Kingdom Financial Conduct Authority and other global regulators. T. Rowe Price International sponsors and serves as adviser to foreign collective investment schemes and provides investment management services to registered investment companies and other institutional investors. T. Rowe Price International is headquartered in London and has several branch offices around the world. T. Rowe Price International is a direct subsidiary of T. Rowe Price and its address is 60 Queen Victoria Street, London EC4N 4TZ, United Kingdom.

Oversight of the portfolio and specific decisions regarding the purchase and sale of fund investments are made by each Fund’s portfolio manager(s). Each Fund’s investment adviser and subadviser (if applicable) have established an Investment Advisory Committee with respect to each Fund, whose chairman (or cochairmen) have day-to-day responsibility for managing the portfolio and work with the committee in developing and executing each Fund’s investment program.

Both the Institutional International Core Equity and Overseas Stock Funds are managed by Raymond A. Mills, Ph.D., who serves as Chairman to each Fund’s investment advisory committee. Mr. Mills has been chairman of the committee of the Institutional International Core Equity Fund since the fund’s inception in 2010 and of the Overseas Stock Fund since the fund’s inception in 2006. He joined the firm in 1997 and his investment experience dates from that time. He has served as a portfolio manager with the firm throughout the past five years.

Both the Institutional International Growth Equity and International Stock Funds are managed by Richard N. Clattenburg, who serves as Chairman to each Fund’s investment advisory committee. Mr. Clattenburg has been chairman of the committee of both funds since 2015. He joined the firm in 2005 and his investment experience dates from 2003. He has served as a portfolio manager with the firm throughout the past five years.

Each Fund’s Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of the Funds’ shares.

Will the Reorganizations result in higher fund expenses?

None of the Reorganizations are expected to result in higher net expenses. Both the gross and net annual fund operating expense ratios for the Acquiring Funds are expected to be lower than that of the corresponding Institutional Funds. As of the six-month period ended April 30, 2020, the annualized gross and net expense ratios for each Acquiring Fund was lower than that of the corresponding Institutional Fund.

	Institutional International Core Equity Fund	Overseas Stock Fund
Gross expense ratio	1.38%	0.66%
Net expense ratio*	0.75%	0.66%

*Includes the effects of any contractual expense limitation currently in place.

	Institutional International Growth Equity Fund	International Stock Fund
Gross expense ratio	1.23%	0.66%
Net expense ratio*	0.75%	0.66%

*Includes the effects of any contractual expense limitation currently in place.

The Institutional International Core Equity Fund pays a management fee of 0.65% and the Institutional International Growth Equity Fund pays a management fee of 0.70% to T. Rowe Price based on the fund’s average daily net assets.

Each Acquiring Fund pays T. Rowe Price a management fee that consists of two components—an “individual fund fee,” which reflects the fund’s particular characteristics, and a “group fee.” The group fee, which is designed to reflect the benefits of the shared resources of T. Rowe Price, is calculated daily based on the combined net assets of all T. Rowe Price mutual funds (except the funds-of-funds, T. Rowe Price Reserve Funds, Multi-Sector Account Portfolios, and any index or private-label mutual funds). The group fee schedule is graduated, declining as the combined assets of the T. Rowe Price Funds rise, so shareholders benefit from the overall growth in mutual fund assets. On April 30, 2020, the annual group fee rate was 0.29%. The individual fund fee, also applied to the fund’s average daily net assets, is 0.35%. Based on the group fee rate and individual fund fee rate, each Acquiring Fund’s overall management fee as of April 30, 2020 was 0.64%.

In addition to the management fee, each Institutional Fund pays its operating expenses, and the I Class of each Acquiring Fund pays its pro-rata portion of fund operating expenses and class-specific operating expenses. The net annual operating expense ratio takes into account the effect of any expense limitation agreement in place for the Fund. With respect to each Institutional Fund, T. Rowe Price has agreed (through February 28, 2021 for the Institutional International Core Equity Fund and February 28, 2022 for the Institutional International Growth Equity Fund) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the Fund’s ratio of expenses to average daily net assets to exceed 0.75%.

The I Class of each Acquiring Fund also has an expense limitation agreement in place, although it is currently operating below its expense limitation. With respect to the I Class, T. Rowe Price has contractually agreed (through February 28, 2022) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“I Class Operating Expenses”), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after February 28, 2022 with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and a previous limitation of 0.05%) are subject to reimbursement to T. Rowe Price by the fund whenever the fund’s I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed the lesser of: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; or (2) the current expense limitation on I Class Operating Expenses.

As of April 30, 2020, the I Class’ operating expenses for each Acquiring Fund was 0.02%, which is below the operating expense limitation of 0.05%.

Because the management fee of the Acquiring Fund could increase if the group fee component increased due to a significant decrease in the combined net assets of all T. Rowe Price mutual funds, effective September 1, 2020, T. Rowe Price will permanently limit the Acquiring Fund’s overall management fee to the same rate of the Institutional Fund’s current management fee (0.65% for the Overseas Stock Fund and 0.70% for the International Stock Fund of the fund’s average daily net assets). These arrangements may only be terminated with approval by the Acquiring Fund’s shareholders. Fees waived under this agreement will not be subject to reimbursement to T. Rowe Price by the fund. In addition, effective September 1, 2020, T. Rowe Price will waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the I Class’s ratio of expenses to average daily net assets to exceed 0.75% of the I Class’ daily net assets (through February 28, 2021 for the Overseas Stock Fund and through February 28, 2022 for the International Stock Fund), the current expense limit for the Institutional Funds.

After taking into account the effect of each Institutional Fund’s contractual expense limitation, each Acquiring Fund’s I Class’ net annual operating expense ratio is expected to be 0.09% lower than the corresponding Institutional Fund’s net annual operating expense ratio after the Reorganization (0.66% compared to 0.75%, respectively).

Fees and Expenses

The following table further describes the fees and expenses that you may pay if you buy and hold shares of the Funds. The fees and expenses of the Funds set forth below are annualized based on the fees and expenses for the six-month period ended April 30, 2020 and the pro forma fees and expenses reflect the expected fees and expenses of the Combined Fund as of April 30, 2020, assuming the Reorganizations takes place as proposed.

Fees and Expenses of the Institutional International Core Equity and Overseas Stock Funds

	Institutional International Core Equity Fund	Overseas Stock Fund—I Class		Pro Forma Combined
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.65%	0.64%		0.64%

Other expenses	0.73	0.02		0.02

Total annual fund operating expenses	1.38	0.66		0.66

Fee waiver/expense reimbursement	(0.63)[a]	—	[b]	—

Total annual fund operating expenses after fee waiver/expense reimbursement	0.75 [a]	0.66	[b]	0.66

a T. Rowe Price Associates, Inc., has contractually agreed (through February 28, 2021) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the ratio of expenses to exceed 0.75% of the class' average daily net assets. The agreement may only be terminated at any time after February 28, 2021, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and a previous limitation of 0.75%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the expense ratio is below 0.75%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the current expense limitation.

b Effective September 1, 2020, with respect to the I Class, T. Rowe Price has also agreed (through February 28, 2021) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the I Class’ ratio of expenses to average daily net assets to exceed 0.75%. The agreement may be terminated at any time beyond February 28, 2021, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (or a separate agreement limiting I Class Operating Expenses to 0.05%) are subject to reimbursement to T. Rowe Price by the fund whenever the I Class’ expense ratio is below 0.75%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the class’ expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) any expense limitation in place at the time such amounts were waived; or (2) any current expense limitation related to the I Class.

Example This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that each Fund’s operating expenses remain the same. The example also assumes that an expense limitation arrangement currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Institutional International Core Equity Fund	$77	$375	$695	$1,603
Overseas Stock Fund—I Class	67	211	368	822
Pro Forma Combined	67	211	368	822

Fees and Expenses of the Institutional International Growth Equity and International Stock Funds

	Institutional International Growth Equity Fund	International Stock Fund—I Class		Pro Forma Combined
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.70%	0.64%		0.64%

Other expenses	0.53	0.02		0.02

Total annual fund operating expenses	1.23	0.66		0.66

Fee waiver/expense reimbursement	(0.48)[a]	—	[b]	—

Total annual fund operating expenses after fee waiver/expense reimbursement	0.75 [a]	0.66	[b]	0.66

a T. Rowe Price Associates, Inc., has contractually agreed (through February 28, 2022) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the fund’s ratio of expenses to exceed 0.75% of the fund’s average daily net assets. The agreement may only be terminated at any time after February 28, 2022, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and a previous limitation of 0.75%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund’s expense ratio is below 0.75%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the fund’s expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation.

b Effective September 1, 2020, with respect to the I Class, T. Rowe Price has also agreed (through February 28, 2022) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the I Class’ ratio of expenses to average daily net assets to exceed 0.75%. The agreement may be terminated at any time beyond February 28, 2022, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (or a separate agreement limiting I Class Operating Expenses to 0.05%) are subject to reimbursement to T. Rowe Price by the fund whenever the I Class’ expense ratio is below 0.75%. However, no reimbursement will be made after February 29, 2024 or three years from the date such amounts were initially waived or reimbursed, whichever is sooner. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the class’ expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) any expense limitation in place at the time such amounts were waived; or (2) any current expense limitation related to the I Class.

Example This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that each Fund’s operating expenses remain the same. The example also assumes that an expense limitation arrangement currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Institutional International Growth Equity Fund	$77	$293	$581	$1,401
International Stock Fund—I Class	67	211	368	822
Pro Forma Combined	67	211	368	822

A discussion about the factors considered by the Board and its conclusions in approving the Funds’ investment management subadvisory agreements appear in the Funds’ semiannual report to shareholders for the period ended April 30.

What are the Funds’ policies for purchasing, redeeming, exchanging, and pricing shares?

The Acquiring Fund—I Classes and the Institutional Funds have substantially similar procedures for purchasing, redeeming, exchanging, and pricing shares. The I Classes and the Institutional Funds both generally require a $1 million minimum initial investment and there is no minimum for additional purchases, although the initial investment minimum for the I Class generally is waived for retirement plans, financial intermediaries, and certain client accounts for which T. Rowe Price or its affiliates have discretionary investment authority (the Institutional Funds may waive the investment minimum for certain types of accounts held through a retirement plan, financial adviser, or other financial intermediary). Shares of the Funds may be redeemed at their respective net asset values; however, large redemptions can adversely affect a portfolio manager’s ability to implement a Fund’s investment strategy by causing the premature sale of securities. Therefore, the Funds reserve the right (without prior notice) to pay all or part of redemption proceeds with securities from the Fund’s portfolio rather than in cash (redemption in-kind). The Funds’ procedures for pricing their shares are identical. Fund share prices are based on a Fund’s net asset value and is calculated at the close of the New York Stock Exchange (normally 4 p.m. ET) each day the exchange is open for business. The Funds also use the same calculation methodology.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

For more detailed information, please refer to section 3 of each Fund’s prospectus, entitled “Information About Accounts in T. Rowe Price Funds.”

What are the Funds’ policies on dividends and distributions?

The Funds’ policies on dividends and distributions are identical. Each Fund has a policy of distributing, to the extent possible, all of its net investment income and realized capital gains to its respective shareholders. Any dividends or capital gains are declared and paid annually, usually in December. Redemptions or exchanges of fund shares and distributions by the fund, whether or not you reinvest these amounts in additional fund shares, may be taxed as ordinary income or capital gains unless you invest through a tax-deferred account (in which case you will be taxed upon withdrawal from such account).

What are the principal risks of the Funds?

The Funds are subject to substantially similar risks. However, the disclosure in each Fund’s current prospectus describing the risk factors varies slightly. Below are the risk factors to which the Funds are exposed. These risks are not expected to materially change once the Funds are combined.

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

International investing Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. Non-U.S. securities tend to be more volatile and have lower overall liquidity than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, investments outside the U.S. are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Sector exposure At times, the fund may have a significant portion of its assets invested in securities of issuers conducting business in a broadly related group of industries within the same economic sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Large-cap stocks Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

Active management The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

For Institutional International Growth Equity and International Stock Funds which focus on growth investing, the following risk applies:

Growth investing The fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

For the Institutional International Core Equity, Institutional International Growth Equity and International Stock Funds that have a higher concentration in certain geographic regions, the following risks apply:

Investing in Europe The European financial markets have been experiencing increased volatility due to concerns over rising government debt levels of several

European countries, and these events may continue to significantly affect all of Europe. European economies could be significantly affected by, among other things, rising unemployment, the imposition or unexpected elimination of fiscal and monetary controls by member countries of the European Economic and Monetary Union, uncertainty surrounding the euro, the success of governmental actions to reduce budget deficits, and ongoing uncertainties surrounding Brexit, the formal withdrawal by the United Kingdom from the European Union.

Investing in Asia Many Asian economies have at various times been negatively affected by inflation, currency devaluations, an over-reliance on international trade and exports, political and social instability, and less developed financial systems and securities trading markets. Trade restrictions, unexpected decreases in exports, changes in government policies, or natural disasters could have a significant impact on companies doing business in Asia. The Asian region may be significantly affected by political unrest, military conflict, economic sanctions, and less demand for Asian products and services.

Emerging markets Investments in emerging market countries are subject to greater risk and overall volatility than investments in the U.S. and developed markets. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to the risks associated with investing outside the U.S., emerging markets are more susceptible to governmental interference, political and economic uncertainty, local taxes and restrictions on the fund’s investments, less efficient trading markets with lower overall liquidity, and more volatile currency exchange rates.

For the Institutional International Core Equity Fund, due to a higher concentration in certain geographic regions, the following risks apply:

Investing in Japan The Japanese economy has at times been negatively affected by government intervention and protectionism, excessive regulation, an unstable financial services sector, a heavy reliance on international trade, and natural disasters. Some of these factors, as well as other adverse political developments, increases in government debt, and changes in fiscal, monetary, or trade policies, may affect the Japanese economy.

Investing in United Kingdom The risks of investing in the United Kingdom have been heightened as a result of Brexit, the formal steps taken by the United Kingdom to exit the European Union, which has resulted in increased volatility and triggered political, economic, and legal uncertainty. Despite a formal withdrawal deal, negotiations are ongoing and uncertainty remains as to the final terms and consequences of Brexit. Issuers in the United Kingdom may experience lower growth until negotiations and new agreements are finalized.

REASONS FOR THE REORGANIZATIONS

The Boards of each Fund, including a majority of the independent directors, have unanimously determined that the applicable Reorganization is in the best interests of the shareholders of each Fund and that the interests of shareholders of the Funds will not be diluted as a result of the Reorganizations.

In considering whether to approve the Reorganizations, the Boards reviewed the following matters and concluded that each Reorganization is in the best interest of the Funds for the reasons indicated below.

As explained in this Statement, each Institutional Fund and its corresponding Acquiring Fund offer a substantially similar investment program. As of April 30, 2020, each Institutional Fund and its corresponding Acquiring Fund held a substantially similar set of securities. The I Class of each Acquiring Fund is available at a lower net expense ratio than the Institutional Fund. See “SUMMARY—Will the Reorganizations result in higher fund expenses?” This includes the effects of a contractual expense limitation for each Acquiring Fund’s I Class.

In addition, as explained in this Statement, each Institutional Fund and its corresponding Acquiring Fund have substantially similar investment strategies and identical fundamental investment restrictions and policies and operating policies. The Institutional Funds and the I Classes are offered to institutional shareholders (and, with respect to the I Class, high net worth individuals) with at least a $1 million initial investment minimum and waivers of the minimum for similar types of accounts. The Boards and fund management believe that offering a single fund with each investment program to a wide variety of investors will allow all shareholders to take advantage of potential economies of scale and reduce inefficiencies that can result from offering two substantially similar funds.

The Boards also considered the Funds’ performance. The average annual total returns of the Funds for the periods ended December 31, 2019 are set forth in the following tables.

Institutional International Core Equity Fund into Overseas Stock Fund—I Class

Average Annual Total Returns

	1 Year	5 Years	Since Inception	Since I Class Inception	Inception Date
Institutional International Core Equity Fund					10/27/2010
Returns before taxes	23.14%	5.95%	6.16%	6.72%
Returns after taxes on distributions	22.66	5.48	5.75	6.17
Returns after taxes on distributions and sale of fund shares	14.41	4.89	5.14	5.52
Overseas Stock Fund—I Class					08/28/2015
Returns before taxes	23.05	—	6.76	—
Returns after taxes on distributions	22.60	—	6.21	—
Returns after taxes on distributions and sale of fund shares	14.25	—	5.33	—

Institutional International Growth Equity Fund into International Stock Fund—I Class

Average Annual Total Returns

	1 Year	5 Years	10 Years	Since Inception	Since I Class Inception	Inception Date
Institutional International Growth Equity Fund						09/07/1989
Returns before taxes	28.17%	7.55%	6.85%	—%	8.56%
Returns after taxes on distributions	26.77	6.43	6.19	—	7.26
Returns after taxes on distributions and sale of fund shares	17.49	5.80	5.51	—	6.56
International Stock Fund—I Class						08/28/2015
Returns before taxes	28.05	—	—	8.64	—
Returns after taxes on distributions	27.16	—	—	7.54	—
Returns after taxes on distributions and sale of fund shares	17.11	—	—	6.63	—

The performance of each Institutional Fund and its corresponding Acquiring Fund has been substantially similar over the periods for which they have both been in operation. Minor differences in Fund performance over the same period were primarily due to differences in fees and slight differences in position sizes as each Fund sold securities to meet redemption requests or bought securities as the Fund gained assets. The differences in performance do not reflect a difference in strategy.

The Boards also considered that the exchange of shares pursuant to the Reorganizations are not expected to create any tax liabilities for shareholders as the exchange of shares will not be a taxable event. The cost basis and holding periods of shares in an Institutional Fund will carry over to the I Class shares that a shareholder will receive as a result of a Reorganization. The Boards noted, however, that the Reorganizations will still have tax implications for shareholders in taxable accounts to the extent an Institutional Fund realizes gains before the Reorganization, because the Institutional Fund will need to distribute any net realized gains and taxable income before the Reorganization and these distributions will be taxable to shareholders.

In approving the Reorganization, the Board of each Institutional Fund also considered that Institutional Fund shareholders have the ability to redeem their shares at any time up to the date of the Reorganizations without redemption or other fees. (While none of the Funds currently assess a redemption fee, prior to April 1, 2019, the International

Stock Fund charged a 2.00% redemption fee, as a percentage of the amount redeemed on shares held for 90 days or less.)

The Boards considered that each of the Acquiring Fund’s service provider agreements, including, among others, their investment advisory, subadvisory, distribution, fund accounting, and custody agreements, will remain in place and will not be modified as a result of the Reorganizations. The Boards further considered that the service providers to each Fund are identical, and that each of the Acquiring Fund’s service provider agreements are substantially similar to those currently in place for each Institutional Fund (with the exception of the differences between each Fund’s management fee, which is discussed under the heading “SUMMARY—Will the Reorganizations result in higher fund expenses?”).

The Boards considered that the Funds share the same portfolio managers, and that the members of each Fund’s investment advisory committee are identical. No changes to the Acquiring Funds’ portfolio managers, investment advisory committee, or resources available to the Funds are expected as a result of the Reorganizations.

The Institutional Funds and Acquiring Funds use identical pricing methodologies to value their respective assets. The assets of the Institutional Funds will be transferred to the Acquiring Funds at their fair market value, determined as of the close of regular trading on the New York Stock Exchange on the business day immediately preceding the Closing Date. Each of these assets are securities already held by the applicable Acquiring Fund and are therefore valued using the same pricing sources and methodologies. Shares of each Acquiring Fund equal in value to the assets that will be received by each Institutional Fund in exchange. The expenses incurred to execute the Reorganizations will be paid by the Funds and their shareholders since each Reorganization is expected to benefit the Funds. For these reasons, the Boards believe that each Fund and its shareholders will not be diluted as a result of the Reorganization.

Therefore, in consideration of these factors, coupled with the fact the Funds have substantially similar portfolios, the Boards concluded that each Reorganization is in the best interests of the shareholders of the Institutional Funds and the Acquiring Funds. T. Rowe Price and the Boards believe that shareholders’ interests will be better served over time by completing this transaction.

INFORMATION ABOUT THE REORGANIZATIONS

The following summary of the terms and conditions of the Plans is qualified by reference to the Plans, which are included as Exhibit A to this Statement.

Plans of Reorganization

Each Reorganization will be consummated on or about the date indicated in the below table, or such other date as is agreed to by each Institutional Fund and its corresponding Acquiring Fund (“Closing Date”).

Institutional Funds	Acquiring Funds	Closing Date
Institutional International Core Equity Fund	Overseas Stock Fund	September 21, 2020
Institutional International Growth Equity Fund	International Stock Fund	October 5, 2020

The parties to each Plan may postpone the Closing Date until a later date on which all of the conditions to the obligations of each party under the Plan are satisfied, provided that the Plan may be terminated by either party if the Closing Date does not occur on or before December 31, 2020. See “Conditions to Closing.”

On the Closing Date, each Institutional Fund will transfer substantially all of its assets to its corresponding Acquiring Fund in exchange for I Class shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate value of the assets so transferred as of the close of regular trading on the New York Stock Exchange on the business day immediately preceding the Closing Date (“Valuation Date”). Each Acquiring Fund will assume or otherwise be responsible for any liabilities of the Institutional Fund existing on the Valuation Date. The number of I Class shares of the Acquiring Fund issued in the exchange will be determined by dividing the aggregate value of the assets of the Institutional Fund transferred (computed in accordance with the policies and procedures set forth in the current prospectus of the Acquiring Fund, subject to review and approval by the Institutional Fund) by the net asset value per share of the Acquiring Fund as of the close of regular trading on the Valuation Date. While it is not possible to determine the exact exchange ratio until the Valuation Date, due to, among other matters, market fluctuations and differences in the relative performance of each Institutional Fund and Acquiring Fund, the following table indicates the number of Acquiring Fund shares shareholders of each Institutional Fund would have received had the Reorganization taken place on the date indicated in the table.

Institutional Funds	Acquiring Funds	Number of Shares	Date
Institutional International Core Equity Fund	Overseas Stock Fund	1.1798	June 30, 2020
Institutional International Growth Equity Fund	International Stock Fund	1.2959	June 30, 2020

As soon as practicable after the Closing Date, each Institutional Fund will distribute, in liquidation of the Institutional Fund, pro rata to its shareholders of record as of the close of business on the Valuation Date, the full and fractional shares of each Acquiring Fund received in the exchange. The Institutional Funds will accomplish this distribution by transferring the corresponding Acquiring Fund shares then credited to the account of the Institutional Fund on the books of the Acquiring Fund to open accounts on the share records of I Class shares of the Acquiring Fund in the names of the Institutional Fund’s shareholders, and representing the respective pro-rata number of the I Class shares of the Acquiring Fund due to such shareholders. All issued and outstanding shares of the Institutional Funds will then be simultaneously canceled and redeemed.

The stock transfer books of the Institutional Funds will be permanently closed as of the close of business on the Valuation Date. The Institutional Funds will only accept redemption requests received prior to the close of regular trading on the New York Stock Exchange on the Valuation Date. Redemption requests received thereafter will be deemed to be requests for redemption of the Acquiring Fund shares to be distributed to Institutional Fund shareholders pursuant to each Plan.

Conditions to Closing

The obligation of each Institutional Fund to transfer its assets to the Acquiring Fund pursuant to each Plan is subject to the satisfaction of certain conditions precedent, including performance by the Acquiring Fund in all material respects of its agreements and undertakings under each Plan, receipt of certain documents from the Acquiring Fund and receipt of a tax opinion of counsel to the Acquiring Fund. The obligation of each Acquiring Fund to consummate the Reorganization is subject to the satisfaction of certain conditions precedent, including performance by each Institutional Fund of its agreements and undertakings under each Plan, receipt of certain documents and financial statements from each Institutional Fund, and receipt of a tax opinion of counsel to each Institutional Fund.

The consummation of the Reorganization is subject to a number of conditions set forth in the Plans, some of which may be waived by the Boards of the Funds. The Plans may be terminated and the Reorganizations abandoned at any time prior to the Closing Date. See “Other Matters” below.

Expenses of Reorganization

The estimated expenses related to each Reorganization are set forth under the heading, “Who will pay for the Reorganizations?” These costs represent management’s estimate of professional services and fees, any costs related to printing, and mailing, the information statement, brokerage expenses and transaction costs (including taxes and stamps). The costs related to the Reorganizations will be borne by the Funds since each Reorganization is expected to benefit shareholders. It is anticipated that substantially all of the Institutional Funds’ portfolio holdings will transfer to the Acquiring Funds as part of the Reorganizations. Prior to the Reorganizations, any derivatives positions (if applicable) will generally be closed out, and any holdings that are deemed worthless will be disposed of.

Tax Considerations

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (“IRC”, or “Code”), with no gain or loss recognized as a consequence of the Reorganization by each Acquiring Fund and Institutional Fund or their shareholders.

The consummation of the transaction contemplated under the Plans is conditioned upon receipt of an opinion from Willkie Farr & Gallagher LLP, counsel to both Funds, to the effect that, on the basis of certain representations of fact by officers of the Institutional Funds and the Acquiring Funds, the existing provisions of the IRC, current administrative rules and court decisions, for federal income tax purposes:

• No gain or loss will be recognized by the Acquiring Funds or the Institutional Funds or their shareholders as a result of the Reorganization.

• Shareholders of each Institutional Fund will carry over the cost basis and holding periods of their Institutional Fund shares to their new I Class shares.

• The Acquiring Funds will assume the basis and holding periods of the Institutional Funds’ assets (other than certain assets, if any, subject to mark to market treatment under special tax rules).

To ensure that the transaction qualifies as a tax-free reorganization, it must meet certain requirements—the most important of which are that substantially all of the assets of the Institutional Funds are transferred and that the Acquiring Funds will maintain the historical business (as defined by the Internal Revenue Services (the “IRS”)) of the Institutional Fund. In the opinion of counsel and to the best knowledge of the Funds’ officers, the proposed transaction will comply with these and all other relevant requirements.

Other tax consequences to shareholders of the Institutional Funds are:

• Certain securities held by the Institutional Funds are expected to be sold prior to the transaction and not acquired by the Acquiring Funds. It is possible that any such sales will increase or decrease the expected distributions to shareholders of the Institutional Funds prior to the Reorganization. The exact amount of such sales and whether and to what extent they will result in taxable distributions to shareholders of the Institutional Funds will be influenced by a variety of factors and cannot be determined with certainty at this time.

• Since the cost basis of the Institutional Funds’ assets that are transferred will remain the same (other than certain assets, if any, subject to mark to market treatment under special tax rules), gains or losses on their subsequent sale by the Acquiring Funds will be shared with the shareholders of the Acquiring Funds. The potential shifting of tax consequences related to this is not expected to be significant.

• The Institutional Funds declare dividends annually (usually in December). Any taxable dividends of the Institutional Funds available for distribution prior to the Reorganizations will be distributed immediately prior to the Closing Date.

Based on the information available at the time of this Statement, it is anticipated that at the respective Closing Date, the Institutional Funds will not have any tax basis net realized capital losses. Any tax basis net realized capital losses of the Institutional Funds could be carried forward indefinitely to the applicable Acquiring Fund, although there may be certain limitations under the Code as to the amount that could be used each year by the Combined Fund to offset future tax basis net realized capital gains. In addition, based on the information available at the time of this Statement, it is anticipated that any tax basis net capital losses of the Acquiring Fund at the respective Closing Date can be carried forward indefinitely without annual limitation as to the amount that can be used to offset future tax basis net realized capital gains of the Combined Fund. As of April 30, 2020, the Institutional International Core Equity and Overseas Stock Funds have tax basis capital loss carryforwards of $15,045,000 and $940,407,000 respectively.

Both the Institutional International Core Equity and Institutional International Growth Equity Funds are expected to sell certain nontransferable international securities, representing approximately 4% and 14% of the respective fund’s assets, prior to each Institutional Fund’s Reorganization, which are expected to result in capital gains. Based on information as of April 30, 2020, T. Rowe Price estimates that these sales would result in a net capital gain position of approximately $2,443,000 (or $0.95 per share) for the Institutional International Growth Equity Fund and approximately $442,000 (or $0.23 per share) for the Institutional International Core Equity Fund. This amount does not take into account current year net realized capital gains (or losses). The Overseas Stock and International Stock Funds will, in turn, buy similar positions in the same securities prior to the Reorganizations. These transactions will result in brokerage expenses. T. Rowe Price estimates that the brokerage commission and other transaction costs (including taxes and stamps) relating to the sale and purchase of these nontransferable securities will be approximately $3,000 for replicating the positions of the Institutional International Core Equity Fund in the Overseas Stock Fund, and approximately $24,000 for replicating the positions of the Institutional International Growth Equity Fund in the International Stock Fund. In addition, the Institutional Funds will close out any derivatives positions (if applicable) and, although unlikely, sell any assets prior to the Reorganization that are deemed not acceptable to the applicable Acquiring Fund or inconsistent with the Acquiring Fund’s investment program, which could result in additional brokerage expenses and may affect the amount of income and capital gains that are required to be distributed. Because the Institutional International Growth Equity and Institutional International Core Equity Funds are expected to have realized gains at the time of the Reorganizations, it is anticipated that these Funds will distribute taxable income (including the realized gains) as a taxable dividend and taxable capital gains to shareholders prior to the Reorganization. The actual amount of capital gains (or losses) and brokerage commissions and other transaction costs resulting from the purchase and sale of any securities will differ from the amounts stated above due to changes in market conditions, portfolio composition, and market values at the time of sale. In addition, because the Acquiring Funds may have realized gains that are required to be distributed by the end of the year, Institutional Fund shareholders may, as shareholders of an Acquiring Fund, receive another taxable capital gain distribution in December (made by the Acquiring Fund) that they otherwise would not incur. In reporting tax information to their shareholders and the IRS, the Funds follow the IRS requirements.

Shareholders should recognize that an opinion of counsel is not binding on the IRS or on any court. The Funds do not expect to obtain a ruling from the IRS regarding the consequences of a Reorganization. Accordingly, if the IRS sought to challenge the tax treatment of a Reorganization and was successful, neither of which is anticipated, the Reorganizations would be treated as a taxable sale of assets of the Institutional Funds, followed by the taxable liquidation of the Institutional Funds.

Other Matters

To the extent permitted by law, the Boards of the Funds may amend the Plans without shareholder approval or may waive any default by the Institutional Funds or the Acquiring Funds or the failure to satisfy any of the conditions of their obligations, provided that no such amendment or waiver may be made if it would adversely affect shareholders of the Institutional Funds or the Acquiring Funds. The Plans may be terminated and the Reorganizations abandoned at any time by action of the Boards. The Boards may, at their election, terminate the Plans in the event that a Reorganization has not closed on or before December 31, 2020.

Description of I Class Shares

Full and fractional I Class shares of each Acquiring Fund will be issued to shareholders of the Institutional Funds in accordance with the procedures under the Plans as previously described. Each Acquiring Fund share will be fully paid and nonassessable when issued, will have no preemptive or conversion rights, and will be transferrable on its books. Ownership of I Class shares of an Acquiring Fund by former shareholders of an Institutional Fund will be recorded electronically and the Acquiring Funds will issue a confirmation to such shareholders relating to those shares acquired as a result of the Reorganizations.

The voting rights of the Institutional Funds and the Acquiring Funds are the same. As shareholders of an Acquiring Fund, former shareholders of an Institutional Fund will have the same voting rights with respect to the Acquiring Fund as they currently have with respect to their Institutional Fund. Neither the Institutional Funds nor the Acquiring Funds routinely hold meetings of shareholders. Both the Institutional Funds and the Acquiring Funds are organized as series of a Maryland corporation. To hold a shareholders’ meeting for a Maryland corporation, one-third of the corporation’s shares entitled to be voted must have been received by proxy or be present in person at the meeting.

Accounting Survivor and Performance Reporting

Each Acquiring Fund will be the surviving fund for accounting, tax, and performance reporting purposes. The Acquiring Fund’s historical financial statements will be utilized for all financial reporting after each Reorganization and the performance of each Institutional Fund will no longer be used.

Capitalization

The following tables show the unaudited capitalization of each Institutional Fund and Acquiring Fund (as of each period indicated in the table), and on a pro forma basis as of that date giving effect to the proposed acquisition of fund assets. The actual net assets of the Institutional Funds and Acquiring Funds on the Valuation Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares.

Institutional International Core Equity Fund into Overseas Stock Fund—I Class

Fund	Net Assets (000s)*	Net Asset Value Per Share*	Shares Outstanding (000s)*

Institutional International Core Equity Fund	$20,921	$11.71	1,786
Overseas Stock Fund
Investor Class	4,033,608	9.91	406,832
I Class	3,312,253	9.92	333,910
Advisor Class	19,487	9.79	1,990
Z Class	9,058,466	9.94	911,410

Pro Forma Adjustments**	(42)		321

Pro Forma Combined
Investor Class	4,033,608	9.91	406,832
I Class	3,333,132	9.92	336,017
Advisor Class	19,487	9.79	1,990
Z Class	9,058,466	9.94	911,410

* Information is as of June 30, 2020.

** Pro forma adjustments to Net Assets include the estimated one-time fees and expenses and other costs associated with the securities transfer incurred by the funds in connection with the consummation of the Reorganization, including the estimated other fees and expenses described in “Expenses of Reorganization” under “Information About the Reorganization.” Pro forma adjustments to Shares Outstanding reflect the change in shares of the Institutional Fund upon conversion into the I Class of the Acquiring Fund, as described in “Plans of Reorganization” under “Information About the Reorganization.”

Institutional International Growth Equity Fund into International Stock Fund—I Class

Fund	Net Assets (000s)*	Net Asset Value Per Share*	Shares Outstanding (000s)*

Institutional International Growth Equity Fund	$58,282	$22.65	2,573
International Stock Fund
Investor Class	3,546,439	17.46	203,129
I Class	1,578,734	17.47	90,366
Advisor Class	16,176	17.46	927
R Class	8,543	17.21	496
Z Class	8,961,238	17.50	512,179

Pro Forma Adjustments**	(68)		761

Pro Forma Combined
Investor Class	3,546,439	17.46	203,129
I Class	1,636,948	17.47	93,700
Advisor Class	16,176	17.46	927
R Class	8,543	17.21	496
Z Class	8,961,238	17.50	512,179

* Information is as of June 30, 2020.

** Pro forma adjustments to Net Assets include the estimated one-time fees and expenses and other costs associated with the securities transfer incurred by the funds in connection with the consummation of the Reorganization, including the estimated other fees and expenses described in “Expenses of Reorganization” under “Information About the Reorganization.” Pro forma adjustments to Shares Outstanding reflect the change in shares of the Institutional Fund upon conversion into the I Class of the Acquiring Fund, as described in “Plans of Reorganization” under “Information About the Reorganization.”

FINANCIAL HIGHLIGHTS

The Financial Highlights tables, which provide information about the financial history for each Institutional Fund and Acquiring Fund—I Class, are based on a single share outstanding throughout the periods shown.

The tables are part of each Fund’s financial statements, which are included in each Fund’s respective semiannual report. Except for the information for the semiannual period ended April 30, 2020, the information has been audited by each Fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial highlights, is included in the Fund’s annual report, which is incorporated by reference into each Fund’s Statement of Additional Information and available upon request.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL CORE EQUITY FUND

Unaudited

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

	6 Months Ended 4/30/20		Year Ended 10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
NET ASSET VALUE
Beginning of period	$12.77		$12.50	$13.96	$11.22	$11.71	$12.33

Investment activities
Net investment income(1) (2)	0.09		0.27	0.40	0.27	0.26	0.27
Net realized and unrealized gain/loss	(1.79)		0.91	(1.61)	2.73	(0.51)	(0.50)
Total from investment activities	(1.70)		1.18	(1.21)	3.00	(0.25)	(0.23)

Distributions
Net investment income	(0.32)		(0.91)	(0.25)	(0.26)	(0.23)	(0.39)
Net realized gain	–		–	–	–	(0.01)	–
Total distributions	(0.32)		(0.91)	(0.25)	(0.26)	(0.24)	(0.39)

NET ASSET VALUE End of period	$10.75		$12.77	$12.50	$13.96	$11.22	$11.71

Ratios/Supplemental Data

Total return(2) (3)	(13.75)%		10.63%	(8.84)%	27.35%	(2.09)%	(1.79)%

Ratios to average net assets:(2)
Gross expenses before waivers/payments by Price Associates	1.48	%(4)	1.38%	0.86%	0.84%	0.86%	0.88%
Net expenses after waivers/payments by Price Associates	0.77	%(4)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	1.42	%(4)	2.25%	2.85%	2.13%	2.37%	2.20%

Portfolio turnover rate	23.8%		32.9%	32.3%	11.5%	22.1%	18.0%
Net assets, end of period (in thousands)	$20,213		$32,574	$46,930	$182,208	$128,268	$163,071

(1) Per share amounts calculated using average shares outstanding method.

(2) Includes the impact of expense-related arrangements with Price Associates.

(3) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.

(4) Annualized

T. ROWE PRICE OVERSEAS STOCK FUND

Unaudited

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

I Class
	6 Months Ended 4/30/20	Year Ended 10/31/19	10/31/18	10/31/17	10/31/16	8/28/15(1) Through 10/31/15
NET ASSET VALUE
Beginning of period	$10.86	$10.15	$11.32	$9.16	$9.53	$9.50

Investment activities
Net investment income(2) (3)	0.08	0.28	0.29	0.25	0.20	0.01
Net realized and unrealized gain/loss	(1.60)	0.75	(1.24)	2.14	(0.38)	0.02
Total from investment activities	(1.52)	1.03	(0.95)	2.39	(0.18)	0.03

Distributions
Net investment income	(0.24)	(0.22)	(0.22)	(0.23)	(0.19)	–
Net realized gain	–	(0.10)	–	–	–	–
Total distributions	(0.24)	(0.32)	(0.22)	(0.23)	(0.19)	–

NET ASSET VALUE End of period	$9.10	$10.86	$10.15	$11.32	$9.16	$9.53

T. ROWE PRICE OVERSEAS STOCK FUND

Unaudited

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

I Class
	6 Months Ended 4/30/20		Year Ended 10/31/19	10/31/18	10/31/17	10/31/16	8/28/15(1) Through 10/31/15
Ratios/Supplemental Data

Total return(3) (4)	(14.40)%		10.65%	(8.58)%	26.73%	(1.86)%	0.32%

Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.67	%(5)	0.66%	0.66%	0.67%	0.67%	0.71	%(5)
Net expenses after waivers/payments by Price Associates	0.67	%(5)	0.66%	0.66%	0.67%	0.67%	0.69	%(5)
Net investment income	1.54	%(5)	2.72%	2.56%	2.41%	2.41%	0.98	%(5)

Portfolio turnover rate	9.4%		18.2%	14.4%	13.4%	13.7%	12.8%
Net assets, end of period (in millions)	$3,025		$6,443	$5,755	$4,041	$1,081	$3

(1) Inception date

(2) Per share amounts calculated using average shares outstanding method.

(3) Includes the impact of expense-related arrangements with Price Associates.

(4) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.

(5) Annualized

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL GROWTH EQUITY FUND

Unaudited

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

	6 Months Ended 4/30/20		Year Ended 10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
NET ASSET VALUE
Beginning of period	$23.46		$22.24	$26.02	$21.49	$21.45	$22.23

Investment activities
Net investment income(1) (2)	0.09		0.59	0.37	0.33	0.29	0.26
Net realized and unrealized gain/loss	(1.96)		2.35	(2.58)	4.70	0.02	(0.59)
Total from investment activities	(1.87)		2.94	(2.21)	5.03	0.31	(0.33)

Distributions
Net investment income	(0.62)		(0.37)	(0.33)	(0.33)	(0.26)	(0.32)
Net realized gain	(0.45)		(1.35)	(1.24)	(0.17)	(0.01)	(0.13)
Total distributions	(1.07)		(1.72)	(1.57)	(0.50)	(0.27)	(0.45)

NET ASSET VALUE End of period	$20.52		$23.46	$22.24	$26.02	$21.49	$21.45

Ratios/Supplemental Data

Total return(2) (3)	(8.63)%		14.68%	(9.08)%	24.02%	1.51%	(1.40)%

Ratios to average net assets:(2)
Gross expenses before waivers/payments by Price Associates	1.13	%(4)	1.23%	1.16%	1.23%	1.24%	1.10%
Net expenses after waivers/payments by Price Associates	0.76	%(4)	0.75%	0.75%	0.76%	0.75%	0.75%
Net investment income	0.83	%(4)	2.66%	1.47%	1.40%	1.41%	1.18%

Portfolio turnover rate	20.3%		36.2%	39.1%	34.7%	37.1%	36.1%
Net assets, end of period (in thousands)	$52,856		$58,220	$52,885	$57,866	$49,726	$68,018

(1) Per share amounts calculated using average shares outstanding method.

(2) Includes the impact of expense-related arrangements with Price Associates.

(3) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.

(4) Annualized

T. ROWE PRICE INTERNATIONAL STOCK FUND

Unaudited

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

I Class
	6 Months Ended 4/30/20	Year Ended 10/31/19	10/31/18	10/31/17	10/31/16	8/28/15(1) Through 10/31/15
NET ASSET VALUE
Beginning of period	$17.80	$16.70	$19.28	$15.94	$15.90	$15.71

Investment activities
Net investment income(2) (3)	0.07	0.47	0.30	0.23	0.26	0.04
Net realized and unrealized gain/loss	(1.51)	1.76	(1.93)	3.50	(0.01)	0.15
Total from investment activities	(1.44)	2.23	(1.63)	3.73	0.25	0.19

Distributions
Net investment income	(0.44)	(0.28)	(0.30)	(0.24)	(0.17)	–
Net realized gain	(0.07)	(0.85)	(0.65)	(0.15)	(0.04)	–
Total distributions	(0.51)	(1.13)	(0.95)	(0.39)	(0.21)	–

NET ASSET VALUE End of period	$15.85	$17.80	$16.70	$19.28	$15.94	$15.90

T. ROWE PRICE INTERNATIONAL STOCK FUND

Unaudited

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

I Class
	6 Months Ended 4/30/20		Year Ended 10/31/19	10/31/18	10/31/17	10/31/16	8/28/15(1) Through 10/31/15
Ratios/Supplemental Data

Total return(3) (4)	(8.49)%		14.59%	(8.93)%	24.05%	1.63%	1.21%

Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.66	%(5)	0.66%	0.66%	0.68%	0.68%	0.67	%(5)
Net expenses after waivers/payments by Price Associates	0.66	%(5)	0.66%	0.66%	0.68%	0.68%	0.67	%(5)
Net investment income	0.79	%(5)	2.81%	1.61%	1.34%	1.68%	1.46	%(5)

Portfolio turnover rate	16.8%		36.6%	37.0%	31.3%	36.1%	32.4%
Net assets, end of period (in millions)	$965		$3,703	$2,735	$2,396	$2,259	$20

(1) Inception date

(2) Per share amounts calculated using average shares outstanding method.

(3) Includes the impact of expense-related arrangements with Price Associates.

(4) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.

(5) Annualized

FINANCIAL STATEMENTS

The financial statements of the Funds included in each Fund’s annual report to shareholders are incorporated by reference into the SAI and have been audited by PricewaterhouseCoopers LLP. The unaudited financial statements of the Funds included in each Fund’s semiannual report to shareholders are also incorporated by reference into the SAI. Copies of the reports are available by request as described above.

COMPARISON OF INVESTMENT OBJECTIVES,
POLICIES, AND RESTRICTIONS

The investment objectives, policies, and restrictions of the Funds are described in greater detail in their respective prospectuses. The investment objective is a fundamental policy and shareholder approval is required to substantially change it.

What is the Funds’ investment program?

The following tables show a comparison of the Funds' investment objectives and principal investment strategies.

Institutional International Core Equity Fund	Overseas Stock Fund
The fund seeks long-term growth of capital through investments in the common stocks of non-U.S. companies.	Same

The fund expects to invest significantly outside the U.S. and to diversify broadly among developed markets and, to a lesser extent, emerging market countries throughout the world. The fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in non-U.S. stocks and at least 65% of its net assets in stocks of large-cap companies. For purposes of determining whether the fund invests at least 80% of its net assets in non-U.S. stocks, the fund relies on the country assigned to a security by MSCI Inc. or another unaffiliated data provider. The fund may at times invest significantly in certain sectors, such as the financials sector.

The fund takes a core approach to investing, which provides some exposure to both growth and value styles of investing. The adviser relies on a global research team to search for particularly promising stocks. The adviser will select securities that the adviser believes have the most favorable combination of company fundamentals and valuation.

In selecting investments, the adviser generally favors companies with one or more of the following characteristics:

• attractive business niche with potential for earnings growth;

• attractive valuation relative to the company’s peers or its own historical norm;

• barriers to entry in its business;

Same. The Institutional Fund also explicitly states that it may at times invest significantly in certain sectors, such as the financials sector.

• seasoned management;

• healthy balance sheet; and

• potential to grow dividends or conduct share repurchases.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Institutional International Growth Equity Fund	International Stock Fund
The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.	Same.

The fund expects to primarily invest in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. The fund may purchase the stocks of companies of any size, but its focus will typically be on large companies and, to a lesser extent, medium-sized companies. Normally, at least 80% of the fund’s net assets (including any borrowings for investment purposes) will be invested in stocks.

While the adviser invests with an awareness of the global economic backdrop and the adviser’s outlook for certain industries, sectors, and individual countries, the adviser’s decision-making process focuses on bottom-up stock selection. Country allocation is driven largely by stock selection, though the adviser may limit investments in markets or industries that appear to have poor overall prospects. The fund typically focuses its investments more on developed foreign countries than on emerging market countries.

Security selection reflects a growth style. The adviser relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. The adviser seeks to purchase stocks of companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

In selecting investments, the adviser generally favors companies with one or more of the following characteristics:

• leading or improving market position;

Same. The Acquiring Fund also explicitly states that the fund normally invests in at least five countries and may purchase the stocks of companies of any size, but its focus will typically be on large companies.

• attractive business niche;

• attractive or improving franchise or industry position;

• seasoned management;

• stable or improving earnings and/or cash flow; and

• sound or improving balance sheet.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

What are the Funds investment policies and restrictions?

The Funds have identical fundamental investment restrictions and policies, each of which is explained in the Statement of Additional Information. As fundamental policies, the Funds may not:

• Borrow money, except that the funds may (i) borrow for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the funds’ investment objectives and programs, provided that the combination of (i) and (ii) shall not exceed 33⅓% of the value of the funds’ total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings that come to exceed this amount will be reduced in accordance with applicable law. The funds may borrow from banks, other mutual funds sponsored and managed by T. Rowe Price (“Price Funds”), or other persons to the extent permitted by applicable law;

• Purchase or sell commodities, except to the extent permitted by applicable law;

• Purchase the securities of any issuer if, as a result, more than 25% of the value of the funds’ net assets would be invested in the securities of issuers having their principal business activities in the same industry;

• Make loans, although the funds may (i) lend portfolio securities and participate in an interfund lending program with other Price Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33⅓% of the value of the funds’ total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly distributed or privately placed debt securities and purchase debt;

• Purchase a security if, as a result, with respect to 75% of the value of the funds’ total assets, more than 5% of the value of the funds’ total assets would be invested in the securities of a single issuer, except for cash; securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities; and securities of other investment companies;

• Purchase a security if, as a result, with respect to 75% of the value of the funds’ total assets, more than 10% of the outstanding voting securities of any issuer would be held by the funds (other than obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities);

• Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the funds from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

• Issue senior securities except in compliance with the 1940 Act; and

• Underwrite securities issued by other persons, except to the extent that the funds may be deemed to be an underwriter within the meaning of the Securities Act of 1933 (“1933 Act”) in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing their investment programs.

The Funds are also subject to the following operating policy, each of which is explained in the Statement of Additional Information:

• The Funds’ investments in P-notes are limited to 20% of total assets.

What are the principal risks of investing in the Funds?

The Funds are subject to substantially similar risks. However, the disclosure in each Fund’s current prospectus describing the risk factors varies slightly. Below are the risk factors to which the Funds are exposed. These risks are not expected to materially change once the Funds are combined.

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

International investing Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. Non-U.S. securities tend to be more volatile and have lower overall liquidity than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, investments outside the U.S. are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Sector exposure At times, the fund may have a significant portion of its assets invested in securities of issuers conducting business in a broadly related group of industries within the same economic sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Large-cap stocks Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

Active management The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

For Institutional International Growth Equity and International Stock Funds which focus on growth investing, the following risk applies:

Growth investing The fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

For the Institutional International Core Equity, Institutional International Growth Equity and International Stock Funds that have a higher concentration in certain geographic regions, the following risks apply:

Investing in Europe The European financial markets have been experiencing increased volatility due to concerns over rising government debt levels of several European countries, and these events may continue to significantly affect all of Europe. European economies could be significantly affected by, among other things, rising unemployment, the imposition or unexpected elimination of fiscal and monetary controls by member countries of the European Economic and Monetary Union, uncertainty surrounding the euro, the success of governmental actions to reduce budget deficits, and ongoing uncertainties surrounding Brexit, the formal withdrawal by the United Kingdom from the European Union.

Investing in Asia Many Asian economies have at various times been negatively affected by inflation, currency devaluations, an over-reliance on international trade and exports, political and social instability, and less developed financial systems and securities trading markets. Trade restrictions, unexpected decreases in exports, changes in government policies, or natural disasters could have a significant impact on companies doing business in Asia. The Asian region may be significantly affected by political unrest, military conflict, economic sanctions, and less demand for Asian products and services.

Emerging markets Investments in emerging market countries are subject to greater risk and overall volatility than investments in the U.S. and developed markets. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to the risks associated with investing outside the U.S., emerging markets are more susceptible to governmental interference, political and economic uncertainty, local taxes and restrictions on the fund’s investments, less efficient trading markets with lower overall liquidity, and more volatile currency exchange rates.

For the Institutional International Core Equity Fund, due to a higher concentration in certain geographic regions, the following risks apply:

Investing in Japan The Japanese economy has at times been negatively affected by government intervention and protectionism, excessive regulation, an unstable financial services sector, a heavy reliance on international trade, and natural disasters. Some of these factors, as well as other adverse political developments, increases in government debt, and changes in fiscal, monetary, or trade policies, may affect the Japanese economy.

Investing in United Kingdom The risks of investing in the United Kingdom have been heightened as a result of Brexit, the formal steps taken by the United Kingdom to exit the European Union, which has resulted in increased volatility and triggered political, economic, and legal uncertainty. Despite a formal withdrawal deal, negotiations are ongoing and uncertainty remains as to the final terms and consequences of Brexit. Issuers in the United Kingdom may experience lower growth until negotiations and new agreements are finalized.

ADDITIONAL INFORMATION ABOUT THE FUNDS

How has each Fund performed?

The following performance information provides some indication of the risks of investing in the Funds. The Funds’ performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar charts illustrate how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for each Fund or Class. Returns for other share classes of the Acquiring Funds vary since they have different expenses.

The following tables show the average annual total returns for each Fund or Class for the periods ended December 31, 2019. Each table also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the Funds.

In addition, the tables show hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns for the Acquiring Funds are shown only for the I Class and will differ for other share classes of the Acquiring Funds.

Institutional International Core Equity Fund into Overseas Stock Fund—I Class

Average Annual Total Returns

	1 Year	5 Years	Since Inception		Since I Class Inception	Inception Date
Institutional International Core Equity Fund						10/27/2010
Returns before taxes	23.14%	5.95%	6.16%		6.72%
Returns after taxes on distributions	22.66	5.48	5.75		6.17
Returns after taxes on distributions and sale of fund shares	14.41	4.89	5.14		5.52

MSCI EAFE Index Net (reflects no deduction for fees or expenses)
	22.01	5.67	5.61	[a]	—
Lipper International Large-Cap Core Funds Average
	22.34	3.86	4.05	[b]	—
Overseas Stock Fund—I Class						08/28/2015
Returns before taxes	23.05	—	6.76		—
Returns after taxes on distributions	22.60	—	6.21		—
Returns after taxes on distributions and sale of fund shares	14.25	—	5.33		—

a Return since 10/27/10.

b Return since 10/31/10.

Institutional International Growth Equity Fund into International Stock Fund—I Class

Average Annual Total Returns

	1 Year	5 Years	10 Years	Since Inception	Since I Class Inception	Inception Date
Institutional International Growth Equity Fund						09/07/1989
Returns before taxes	28.17%	7.55%	6.85%	—%	8.56%
Returns after taxes on distributions	26.77	6.43	6.19	—	7.26
Returns after taxes on distributions and sale of fund shares	17.49	5.80	5.51	—	6.56

MSCI All Country World Index ex USA net (reflects no deduction for fees or expenses)
	21.51	5.51	4.97	—	—
Lipper International Multi-Cap Growth Funds Average
	26.59	6.39	6.13	—	—
International Stock Fund—I Class						08/28/2015
Returns before taxes	28.05	—	—	8.64	—
Returns after taxes on distributions	27.16	—	—	7.54	—
Returns after taxes on distributions and sale of fund shares	17.11	—	—	6.63	—

The performance of each Institutional Fund and its corresponding Acquiring Fund has been substantially similar over the periods for which they have both been in operation. Minor differences in Fund performance over the same period were primarily due to differences in fees and also due to slight differences in position sizes as each Fund sold securities to meet redemption requests or bought securities as the Fund gained assets. The differences in performance do not reflect a difference in strategy.

Who are the principal holders of each Fund’s shares?

The following tables provide the shareholders of record that owned more than 5% of each Fund’s/class’ outstanding shares as of June 30, 2020.

FUND	SHAREHOLDER	# OF SHARES	%
INSTITUTIONAL INTERNATIONAL	CAPINCO C/O US BANK NA	998,078.56	55.88(a)
CORE EQUITY FUND	1555 N RIVERCENTER DR STE 302
	MILWAUKEE WI 53212-3958

	KEYBANK NA	176,541.42	9.88
	CIA-INTERNATIONAL CUST PRI USD
	P O BOX 94871
	CLEVELAND OH 44101-4871

	NATIONAL FINANCIAL SERVICES LLC	285,570.93	15.99
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	499 WASHINGTON BLVD
	ATTN: MUTUAL FUNDS DEPT 4TH FL
	JERSEY CITY NJ 07310-2010

	PERSHING LLC	151,379.39	8.48
	1 PERSHING PLZ
	JERSEY CITY NJ 07333-0002
INSTITUTIONAL INTERNATIONAL	BNA FOREIGN EQUITY FUND	1,021,132.64	39.68(a)
GROWTH EQUITY FUND	ATTN MR ROBERT SHEW
	1801 S BELL ST
	ARLINGTON VA 22202-4506

	KEYBANK NA	279,335.64	10.86
	LINK-BELT EE RETMT-T. ROWE PRICE PR

	NATIONAL FINANCIAL SERVICES	926,347.79	36.00(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SAXON & CO	192,829.05	7.49
	P O BOX 7780-1888
	PHILADELPHIA PA 19182-0001
INTERNATIONAL STOCK FUND	SPECTRUM GROWTH FUND	10,605,082.48	5.22
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
	100 EAST PRATT ST
	BALTIMORE MD 21202-1009

	SPECTRUM INTERNATIONAL FUND	19,513,954.84	9.61
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT

	T ROWE PRICE TRUST CO INC	11,400,587.65	5.61
	ATTN: TRPS INST CONTROL DEPT
	P O BOX 17215
	BALTIMORE MD 21297-1215

FUND	SHAREHOLDER	# OF SHARES	%
INTERNATIONAL STOCK FUND—	AXA EQUITABLE FOR SA NO 65	47,578.16	5.14
ADVISOR CLASS	500 PLAZA DR FL 7
	SECAUCUS NJ 07094-3619

	CITBANCO A PARTNERSHIP	61,648.75	6.67
	529 LAKE AVENUE
	PO BOX 1227
	STORM LAKE IA 50588-1227

	DCGT AS TTEE AND/OR CUST	47,859.93	5.17
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS
	711 HIGH ST
	DES MOINES IA 50392-0001

	NATIONAL FINANCIAL SERVICES	298,923.18	32.32(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	WELLS FARGO CLEARING SERVICES	50,859.82	5.50
	LLC
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523
INTERNATIONAL STOCK FUND—	EDWARD D JONES & CO	21,164,373.10	59.01(a)
I CLASS	FOR THE BENEFIT OF CUSTOMERS
	12555 MANCHESTER RD
	SAINT LOUIS MO 63131-3729

	NATIONAL FINANCIAL SERVICES LLC	53,321,631.92	23.42
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT, 4TH FLOOR

FUND	SHAREHOLDER	# OF SHARES	%
INTERNATIONAL STOCK FUND—	AMERICAN UNITED LIFE	25,747.19	5.19
R CLASS	AMERICAN UNIT TRUST
	ATTN SEPARATE ACCOUNTS
	PO BOX 368
	INDIANAPOLIS IN 46206-0368

	AMERICAN UNITED LIFE	76,990.29	15.51
	SEPARATE ACCOUNT II
	ATTN SEPARATE ACCOUNTS

	AXA EQUITABLE FOR SA NO 65	50,174.42	10.11

	DCGT AS TTEE AND/OR CUST	106,348.74	21.43
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	NATIONWIDE TRUST CO FSB	26,547.01	5.35
	C/O IPO PORTFOLIO ACCTG
	PO BOX 182029
	COLUMBUS OH 43218-2029
OVERSEAS STOCK FUND	RAYMOND JAMES	71,314,729.66	17.54
	OMNIBUS FOR MUTUAL FUNDS
	HOUSE ACCT FIRM
	ATTN COURTNEY WALLER
	880 CARILLON PKWY
	ST PETERSBURG FL 33716-1100

	WELLS FARGO CLEARING SERVICES	158,963,861.34	39.09(a)
	LLC
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS

FUND	SHAREHOLDER	# OF SHARES	%
OVERSEAS STOCK FUND—	DCGT AS TTEE AND/OR CUST	128,454.75	6.48
ADVISOR CLASS	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT
	PLANS
	OMNIBUS

	GREAT-WEST TRUST COMPANY LLC	1,066,858.57	53.86(a)
	TTEE F
	C/O FASCORE LLC
	GREAT WEST IRA ADVANTAGE
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	NATIONAL FINANCIAL SERVICES	307,554.06	15.53
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SUNTRUST BANK FBO	193,652.75	9.78
	VARIOUS SUNTRUST OMNIBUS
	ACCOUNTS
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002
OVERSEAS STOCK FUND—	CHARLES SCHWAB & CO INC	18,781,576.10	5.63
I CLASS	ATTN MUTUAL FUNDS
	211 MAIN ST
	SAN FRANCISCO CA 94105-1905

	EDWARD D JONES & CO	65,872,092.90	19.74
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES LLC	77,744,767.79	23.30
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT, 4TH FLOOR

	PERSHING LLC	20,564,202.10	6.16

	WELLS FARGO BANK NA FBO	36,351,266.69	10.89
	OMNIBUS CASH

(a)	At the level of ownership indicated, the shareholder may be able to determine the outcome of any matters affecting a fund or one of its classes that are submitted to shareholders for vote.

As of June 30, 2020, the executive officers and directors of the Funds, as a group, beneficially owned, directly or indirectly, less than 1% of its outstanding shares of each Fund.

Who are each Fund’s transfer agent and custodians?

T. Rowe Price Services, Inc., 100 East Pratt Street, Baltimore, Maryland 21202, serves as the transfer agent and dividend disbursing agent for the Funds. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, or, in the case of securities maintained outside of the United States, JPMorgan Chase Bank, London,

Woolgate House, Coleman Street, London, EC2P 2HD, England, are the custodians for the Funds.

Are the Funds required to hold annual meetings?

Under Maryland law, the Funds are not required to hold annual meetings. The Boards of the Funds have determined that the Funds will take advantage of this Maryland law provision to avoid the significant expense associated with holding annual meetings, including legal, accounting, printing, and mailing fees incurred in preparing proxy materials. Accordingly, no annual meetings of shareholders shall be held in any year in which a meeting is not otherwise required to be held under the Investment Company Act of 1940 or Maryland law, unless the Boards determine otherwise. However, special meetings of shareholders will be held in accordance with applicable law or when otherwise determined by a Fund’s Board.

Who pays for the costs involved with the Reorganizations?

Fees related to each Reorganization (including legal expenses, audit expenses, expenses related to printing and mailing the information statement, brokerage fees, taxes, and nonrecurring extraordinary items) are estimated in the following table and will be paid for by the Funds since the Reorganizations are expected to benefit all shareholders. The sale of any assets that are not acceptable to an Acquiring Fund will result in additional brokerage expenses.

Funds	Estimated Reorganization Expenses	Estimated Transaction Costs*
Institutional International Core Equity Fund	$15,000	$13,000
Overseas Stock Fund	27,000	12,000
Total	42,000	25,000

* Includes estimated brokerage commissions and other transaction costs.

Funds	Estimated Reorganization Expenses	Estimated Transaction Costs*
Institutional International Growth Equity Fund	$25,000	$12,000
International Stock Fund	41,000	29,000
Total	66,000	41,000

* Includes estimated brokerage commissions and other transaction costs.

LEGAL MATTERS

Certain legal matters concerning the federal income tax consequences of the Reorganization will be passed upon by Willkie Farr & Gallagher LLP, counsel to the Funds, and certain legal matters concerning the issuance of shares of the Funds will be passed upon by counsel to T. Rowe Price, which serves as sponsor and investment adviser of the Funds.

Exhibit A

AGREEMENTS AND PLANS OF REORGANIZATION

Agreement and Plan of Reorganization

 THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made this 4th day of May, 2020, by and between (i) T. Rowe Price Global Funds, Inc., a corporation organized and existing under the laws of Maryland on behalf of its series, T. Rowe Price Institutional International Core Equity Fund (“Acquired Fund”), and (ii) T. Rowe Price International Funds, Inc., a corporation organized and existing under the laws of Maryland on behalf of its series, T. Rowe Price Overseas Stock Fund (“Acquiring Fund”) and each of the Acquiring Fund’s classes, T. Rowe Price Overseas Stock Fund, T. Rowe Price Overseas Stock Fund—Advisor Class, T. Rowe Price Overseas Stock Fund—Z Class, and T. Rowe Price Overseas Stock Fund—I Class. All references in this Agreement to the Acquiring Fund and the Acquired Fund are, as applicable, to the T. Rowe Price Overseas Stock Fund (including each of its classes) and the T. Rowe Price Institutional International Core Equity Fund, respectively, as if this Agreement were executed solely by each such fund.

W I T N E S S E T H:

 The Acquiring Fund and the Acquired Fund are each series of an open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”). The Acquired Fund owns securities that are assets of the character in which the Acquiring Fund is permitted to invest. The Acquiring Fund and the Acquired Fund have agreed to combine through the transfer of substantially all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for shares of the T. Rowe Price Overseas Stock Fund—I Class (par value $0.01 per share) of the Acquiring Fund (“Acquiring Fund Shares”) and the distribution of Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund. The Acquiring Fund wishes to enter into a definitive agreement setting forth the terms and conditions of the foregoing transactions as a “plan of reorganization” and “liquidation” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (“Code”).

 NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

1. Assets and Liabilities to be Transferred

 A. Reorganization. Prior to the close of regular trading on the New York Stock Exchange (“Exchange”) on the Closing Date (as hereinafter defined), all the assets and liabilities of the Acquired Fund, net of appropriate reserves and those assets and liabilities described in paragraph 1.C. below, shall be delivered as provided in paragraph 2.C. to State Street Bank Corporation, custodian of the Acquiring Fund’s assets (“Custodian”), or, in the case of securities maintained outside of the United States, JPMorgan Chase Bank, London (“Foreign Custodian”), if applicable, in exchange for and against delivery by the Acquiring Fund to the Acquired Fund on the Closing Date of a number of Acquiring Fund Shares (including, if applicable, fractional shares) having an aggregate net asset value equal to the value of the assets of the Acquired Fund so transferred, assigned and delivered, all determined and adjusted as provided in paragraph 1.B. below. Notwithstanding the foregoing, the assets of the Acquired Fund to be acquired by the Acquiring Fund shall constitute at least 90% of the fair market value of the net assets of the Acquired Fund and at least 70% of the fair market value of the gross assets of the Acquired Fund as described on the “Valuation Date” (hereinafter defined).

 B. Valuation. The net asset value of shares of the Acquiring Fund and the value of the assets of the Acquired Fund to be transferred shall, in each case, be computed as of the close of regular trading on the Exchange on the Valuation Date (as hereinafter defined). The net asset value of the Acquiring Fund Shares shall be computed in the manner set forth in the Acquiring Fund’s current prospectus and statement of additional information under the Securities Act of 1933 (“1933 Act”) and the 1940 Act. The value of the assets of the Acquired Fund to be transferred shall be computed by the Acquiring Fund in accordance with the policies and procedures of the Acquiring Fund as described in the Acquiring Fund’s current prospectus and statement of additional information under the 1933 Act and the 1940 Act, subject to review and approval by the Acquired Fund and to such adjustments, if any, agreed to by the parties.

 C. Excludable Assets and Liabilities. The property and assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests, forwards, swaps and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, contractual rights and choses in action, copies of all books and records belonging to the Acquired Fund (including all books and records required to be maintained under the 1940 Act), any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date, and all interests, rights, privileges and powers, other than the Acquired Fund’s rights under this Agreement on the Valuation Date as defined in paragraph 2.B, excluding the estimated costs of extinguishing any Excluded Liability (as defined below) and cash in an amount necessary to pay any dividends pursuant to sub-paragraph 10.E (collectively, “Assets”). The Assets of the Acquired Fund shall be delivered to the Acquiring Fund free and clear of all liens, encumbrances, hypothecations and claims whatsoever, and there shall be no restrictions on the full transfer thereof. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on the Statement of Assets and Liabilities of the Acquired Fund prepared on behalf of the Acquired Fund, as of the Valuation Date, in accordance with generally accepted accounting principles consistently applied from the prior audited period, except for the Acquired Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, “Liabilities”). If prior to the Closing Date, the Acquiring Fund identifies a Liability that the Acquiring Fund and the Acquired Fund mutually agree should not be assumed by the Acquiring Fund, such Liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquired Fund and the Acquiring Fund at the Closing (the “Excluded Liabilities”).

2. Definitions

 A. Closing and Closing Date. Subject to the terms and conditions hereof, the closing of the transactions contemplated by this Agreement (the “Closing”) shall be conducted at the offices of the Acquiring Fund in Baltimore, Maryland, beginning at 8:00 a.m., eastern time, on September 21, 2020, or at such other place or on such later business day as may be agreed upon by the parties. In the event that on the Valuation Date (i) the Exchange is closed or trading thereon is restricted, or (ii) trading or the reporting of trading on the Exchange or elsewhere is disrupted so that accurate appraisal of the value of the Acquired Fund assets or the net asset value of the Acquiring Fund Shares is impractical, the Closing shall be postponed until the first business day after the first business day when trading on the Exchange or elsewhere shall have been fully resumed and reporting thereon shall have been restored, or such other business day as soon thereafter as may be agreed upon by the parties. The date on which the Closing actually occurs is herein referred to as the “Closing Date.”

 B. Valuation Date. The business day next preceding the Closing Date shall be the “Valuation Date.” The stock transfer books of the Acquired Fund will be permanently closed as of the close of business on the Valuation Date. The Acquired Fund shall only accept redemption requests received by it in proper form prior to the close of regular trading on the Exchange on the Valuation Date. Redemption requests received thereafter shall be deemed to be redemption requests for Acquiring Fund shares to be distributed to Acquired Fund shareholders pursuant to the Plan (assuming that the transactions contemplated by this Agreement have been consummated).

 C. Delivery. Portfolio securities shall be delivered by the Acquired Fund to the Custodian or the Foreign Custodian, to be held until the Closing for the account of the Acquired Fund, no later than three (3) business days preceding the Closing (“Delivery Date”), duly endorsed in proper form for transfer in such condition as to constitute a good delivery thereof, in accordance with the custom of brokers, and shall be accompanied by all necessary state stock transfer stamps, if any, or a check for the appropriate purchase price thereof. Cash of the Acquired Fund shall be delivered by the Acquired Fund on the Closing Date and shall be in the form of currency or wire transfer in federal funds, payable to the order of the Custodian or the Foreign Custodian. A confirmation for the Acquiring Fund Shares, credited to the account of the Acquired Fund and registered in the name of the Acquired Fund, shall be delivered by the Acquiring Fund to the Acquired Fund at the Closing.

3. Failure to Deliver Securities. If, on the Delivery Date, the Acquired Fund is unable to make delivery under paragraph 2.C. to the Custodian or the Foreign Custodian of any of the portfolio securities of the Acquired Fund, the Acquiring Fund may waive the delivery requirements of paragraph 2.C. with respect to said undelivered securities, if the Acquired Fund has delivered to the Custodian or the Foreign Custodian by or on the Delivery Date and, with respect to said undelivered securities, such documents in the form of executed copies of an agreement of assignment and escrow agreement and due bills and the like as may be required by the Acquiring Fund or the Custodian or the Foreign Custodian, including brokers’ confirmation slips.

4. Post-Closing Distribution and Liquidation of the Acquired Fund. As soon as practicable after the Closing, the Acquired Fund shall distribute all of the remaining assets thereof to the shareholders of the Acquired Fund. At, or as soon as may be practicable following the Closing Date, the Acquired Fund shall for federal income tax purposes be liquidated and distribute the Acquiring Fund Shares received hereunder by instructing the Acquiring Fund that the pro-rata interest (in full and fractional Acquiring Fund Shares) of each of the holders of record of shares of the Acquired Fund as of the close of business on the Valuation Date as certified by the Acquired Fund’s transfer agent (“Acquired Fund Record Holders”) be registered on the books of the T. Rowe Price Overseas Stock Fund—I Class in the names of each of the Acquired Fund Record Holders. The Acquiring Fund agrees to comply promptly with said instruction. All issued and outstanding shares of the Acquired Fund shall thereupon be redeemed for no value and canceled on the books of the Acquired Fund. The Acquiring Fund shall have no obligation to inquire as to the validity, propriety, or correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper, and correct. The Acquiring Fund shall record on its books the ownership of Acquiring Fund Shares by Acquired Fund Record Holders. No redemption or repurchase of any Acquiring Fund Shares credited to Acquired Fund Record Holders in respect of the Acquired Fund Shares represented by unsurrendered stock certificates shall be permitted until such certificates have been surrendered to the Custodian for cancellation. Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the name of the Acquired Fund Record Holder on the books of the Acquiring Fund as of the Closing Date shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

5. Acquired Fund Securities. The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund’s portfolio investments as of the date of execution of this Agreement. The Acquired Fund may sell any of these investments and will confer with the Acquiring Fund with respect to investments for the Acquired Fund. The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Acquired Fund with a statement of the Acquiring Fund’s investment objectives, policies, and restrictions and a list of the investments, if any, on the list referred to in the first sentence of this paragraph 5 that do not conform to such objectives, policies, and restrictions. In the event that the Acquired Fund holds any investments that the Acquiring Fund may not hold, the Acquired Fund will, consistent with the foregoing and its own policies and restrictions, use its reasonable efforts to dispose of such investments prior to the Closing Date, provided, however, that in no event will the Acquired Fund be required to dispose of assets to an extent which would cause less than 50% of the historical business assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement or to take any action that is inconsistent with paragraph 8.M. below. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain any investments exceeding certain percentage limitations applicable to the Acquiring Fund with respect to such investments, the Acquired Fund will, if requested by the Acquiring Fund, in a manner consistent with the foregoing and its own policies and restrictions, use its reasonable efforts to dispose of an amount of such investments sufficient to avoid violating such limitations as of the Closing Date. On the Delivery Date, the Acquired Fund shall deliver to the Acquiring Fund a list setting forth the securities then owned by the Acquired Fund (“Securities List”), which shall be prepared in accordance with the requirements of the Code and the regulations promulgated thereunder for specific identification tax lot accounting and which shall clearly reflect the basis used for determination of gain and loss realized on the partial sale of any security transferred to the Acquiring Fund. The records from which the Securities List will be prepared shall be made available by the Acquired Fund prior to the Closing Date for inspection by the Acquiring Fund’s treasurer or his designee or the auditors of the Acquiring Fund upon reasonable request.

6. Expenses. Each of the Acquiring Fund and the Acquired Fund shall be responsible for its own expenses (including legal, audit, printing and mailing, brokerage commissions and other transaction costs, taxes, and nonrecurring extraordinary items) incurred in connection with the carrying-out of this Agreement.

7. Legal Opinions.

 A. Opinion of Acquired Fund Counsel. At the Closing, the Acquired Fund shall furnish the Acquiring Fund with such written opinions (including opinions as to certain federal income tax matters) of Willkie Farr & Gallagher LLP, and the factual representations supporting such opinions which shall be, in form and substance reasonably satisfactory to the Acquiring Fund. The requirement to obtain this opinion may not be waived.

 B. Opinion of Acquiring Fund Counsel. At the Closing, the Acquiring Fund shall furnish the Acquired Fund with a written opinion of Willkie Farr & Gallagher LLP, and the factual representations supporting such opinions which shall be, in form and substance reasonably satisfactory to the Acquired Fund.

8. Acquired Fund Representations, Warranties, and Covenants. The Acquired Fund hereby represents and warrants to the Acquiring Fund, and covenants and agrees with the Acquiring Fund:

 A. that the audited statement of assets and liabilities, including the schedule of portfolio investments, and the related statement of operations and statement of changes in net assets of the Acquired Fund as of October 31, 2019, and for the year then ended heretofore delivered to the Acquiring Fund were prepared in accordance with generally accepted accounting principles, reflect all liabilities of the Acquired Fund, whether accrued or contingent, which are required to be reflected or reserved against in accordance with generally accepted accounting principles, and present fairly the financial position and results of operations of the Acquired Fund as of said date and for the period covered thereby;

 B. that the Acquired Fund will furnish to the Acquiring Fund an unaudited statement of assets and liabilities, including the schedule of portfolio investments (or a statement of net assets in lieu of a statement of assets and liabilities and a schedule of portfolio investments), and the related statement of operations and statement of changes in net assets of the Acquired Fund for the period commencing on the date following the date specified in paragraph 8.A. above and ending on April 30, 2020. These financial statements will be prepared in accordance with generally accepted accounting principles and will reflect all liabilities of the Acquired Fund, whether accrued or contingent, which are required to be reflected or reserved against in accordance with generally accepted accounting principles, will present fairly the financial position and results of operations of the Acquired Fund as of the dates of such statements and for the periods covered thereby;

 C. that there are no legal, administrative, or other proceedings pending or, to the knowledge of the Acquired Fund, overtly threatened against the Acquired Fund which would individually or in the aggregate materially affect the financial condition of the Acquired Fund or the Acquiring Fund’s ability to consummate the transactions contemplated hereby;

 D. that the execution and delivery of this Agreement by the Acquired Fund and the consummation of the transactions contemplated herein have been authorized by the Board of Directors of the Acquired Fund by vote taken at a meeting of the Board of Directors of the Acquired Fund duly called and held on May 4, 2020, and that approval by the Acquired Fund’s shareholders of this Agreement or the consummation of the transactions contemplated herein is not required under applicable Maryland and federal law;

 E. that from the date of this Agreement through the Closing Date, there shall not have been:

  (1) any material change in the business, results of operations, assets, or financial condition or the manner of conducting the business of the Acquired Fund (other than changes in the ordinary course of its business or relating to the transactions contemplated by this Agreement, including, without limitation, dividends and distributions in the ordinary course, changes in the net asset value per share, redemptions in the ordinary course of business, and changes in sales volume), which has had a material adverse effect on such business, results of operations, assets, or financial condition, except in all instances as set forth in the financial statements of the Acquired Fund referred to in paragraphs 8.A. and 8.B. above;

  (2) any loss (whether or not covered by insurance) suffered by the Acquired Fund materially and adversely affecting the assets of the Acquired Fund, other than depreciation of securities;

  (3) issued any option to purchase or other right to acquire stock of the Acquired Fund of any class granted by the Acquired Fund to any person (excluding sales in the ordinary course and a dividend reinvestment program);

  (4) any indebtedness incurred by the Acquired Fund for borrowed money or any commitment to borrow money entered into by the Acquired Fund, except as provided in the current prospectus and statement of additional information of the Acquired Fund or so long as it will not prevent the Acquired Fund from complying with paragraph 8.I.;

  (5) any amendment to the Articles of Incorporation or By-Laws of the Acquired Fund except to effectuate the transactions contemplated hereunder or otherwise as disclosed in writing to the Acquiring Fund; or

  (6) any grant or imposition of any lien, claim, charge, or encumbrance upon any asset of the Acquired Fund except as provided in the current prospectus and statement of additional information of the Acquired Fund or so long as it will not prevent the Acquired Fund from complying with paragraph 8.I.;

 F. that there are no material contracts outstanding to which the Acquired Fund is bound other than as disclosed to the Acquiring Fund;

 G. that the Acquired Fund has filed all federal, state, and local tax returns and reports required by law to have been filed, that all federal, state and local income, franchise, property, sales, employment, or other taxes payable pursuant to such returns and reports have been paid so far as due, or provision has been made for the payment thereof, and that, to the knowledge of the Acquired Fund, no such return is currently under audit and no assessment has been asserted with respect to any such return other than with respect to all such matters which are not material individually or in the aggregate;

 H. that, as promptly as practicable, but in any case within 60 days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund with a statement of the earnings and profits of the Acquired Fund for federal income tax purposes;

 I. that on the Closing Date the Acquired Fund will have good and marketable title to the assets of the Acquired Fund to be conveyed hereunder, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims, and equities whatsoever, and full right, power, and authority to sell, assign, transfer, and deliver such assets and shall deliver such assets to the Acquiring Fund as set forth in paragraph 1.A. hereof. Upon delivery of such assets, the Acquiring Fund will receive good and marketable title to such assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims, and equities, except as to adverse claims of which the Acquiring Fund has notice at or prior to the time of delivery. Except as set forth on the Securities List, none of the securities comprising the assets of the Acquired Fund will be “restricted securities” under the 1933 Act or the rules and regulations of the Securities and Exchange Commission (“Commission”) thereunder;

 J. that the Information Statement/Prospectus (hereinafter defined) at the time of delivery by the Acquired Fund to all shareholders of record on June 30, 2020, to notify shareholders of this transaction, on the Closing Date and at the time of the liquidation of the Acquired Fund set forth in paragraph 4. above, as amended or as supplemented if it shall have been amended or supplemented, will conform in all material respects to the applicable requirements of the 1933 Act, the Securities Exchange Act of 1934 (“1934 Act”) and the 1940 Act and the rules and regulations of the Commission thereunder, and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading, except that no representations or warranties in this section apply to statements or omissions which are based on written information furnished by the Acquiring Fund to the Acquired Fund;

 K. that the Acquired Fund is not, and the execution, delivery, and performance of this Agreement will not result, in a material violation of any provision of its Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound and that this Agreement constitutes a valid and legally binding obligation of the Acquired Fund, enforceable against the Acquired Fund in accordance with its terms, except as enforceability may be affected by bankruptcy laws, laws affecting creditors generally, and general principles of equity;

 L. that the Acquired Fund will take all actions within its control necessary to cause the exchange of Acquiring Fund Shares for assets of the Acquired Fund made under this Agreement to qualify, as of and after the Closing, as a reorganization within the meaning of Section 368(a) of the Code; and

 M. that the Acquired Fund is registered with the Commission under the 1940 Act, classified as a management investment company, and subclassified as an open-end company.

9. Acquiring Fund Representations, Warranties, and Covenants. The Acquiring Fund hereby represents and warrants to the Acquired Fund, and covenants and agrees with the Acquired Fund:

 A. that the audited statement of assets and liabilities, including the schedule of portfolio investments, and the related statement of operations and statement of changes in net assets of the Acquiring Fund as of October 31, 2019, and for the year then ended heretofore delivered to the Acquired Fund were prepared in accordance with generally accepted accounting principles, reflect all liabilities of the Acquiring Fund, whether accrued or contingent, which are required to be reflected or reserved against in accordance with generally accepted accounting principles, and present fairly the financial position and results of operations of the Acquiring Fund as of said date and for the period covered thereby;

 B. that there are no legal, administrative, or other proceedings pending or, to its knowledge, overtly threatened against the Acquiring Fund which would individually or in the aggregate materially affect the financial condition of the Acquiring Fund’s ability to consummate the transactions contemplated hereby;

 C. that the execution and delivery of this Agreement by the Acquiring Fund and the consummation of the transactions contemplated herein have been authorized by the Board of Directors of the Acquiring Fund by vote taken at a meeting of the Board of Directors of the Acquiring Fund duly called and held on May 4, 2020, and that approval by the Acquiring Fund’s shareholders of this Agreement or the consummation of the transactions contemplated herein is not required under applicable Maryland and federal law;

 D. that from the date of this Agreement through the Closing Date, there shall not have been any material change in the business, results of operations, assets, or financial condition or the manner of conducting the business of the Acquiring Fund (other than changes in the ordinary course of its business, including, without limitation, dividends and distributions in the ordinary course, changes in the net asset value per share, redemptions in the ordinary course of business, and changes in sales volume), which has had an adverse material effect on such business, results of operations, assets, or financial condition, except in all instances as set forth in the financial statements of the Acquiring Fund referred to in paragraph 9.A. and 9.B. above;

 E. that the Acquiring Fund is registered with the Commission under the 1940 Act, classified as a management investment company, and subclassified as an open-end diversified company;

 F. that the shares of the Acquiring Fund to be issued pursuant to paragraph 1.A. will be duly registered under the 1933 Act by the Registration Statement (hereinafter defined) in effect on the Closing Date and at the time of the liquidation of the Acquired Fund set forth in paragraph 4. above;

 G. that the Acquiring Fund Shares are duly authorized and validly issued and are fully paid, nonassessable, and free of any preemptive rights and conform in all material respects to the description thereof contained in the Information Statement/Prospectus as in effect on the Closing Date and at the time of the liquidation of the Acquired Fund set forth in paragraph 4. above;

 H. that the Acquiring Fund is not, and the execution, delivery, and performance of this Agreement will not result, in a material violation of any provision of the Acquiring Fund’s Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound, and that this Agreement constitutes a valid and legally binding obligation of the Acquiring Fund, enforceable against the Acquiring Fund in accordance with its terms, except as enforceability may be affected by bankruptcy laws, laws affecting creditors generally, and general principles of equity;

 I. that the Acquiring Fund will take all actions within its control necessary to cause the exchange of Acquiring Fund Shares for assets of the Acquired Fund made under this Agreement to qualify, as of and after the Closing, as a reorganization within the meaning of Section 368(a) of the Code;

 J. that the Acquiring Fund has filed all federal, state, and local tax returns and reports required by law to have been filed, that all federal, state, and local income, franchise, property, sales, employment, or other taxes payable pursuant to such returns and reports have been paid so far as due, or provision has been made for the payment thereof, and that, to the knowledge of the Acquiring Fund, no such return is currently under audit and no assessment has been asserted with respect to any such return, other than with respect to all such matters those which are not material individually or in the aggregate;

 K. that the Information Statement/Prospectus at the time of delivery by the Acquired Fund to its shareholders to inform shareholders of this transaction, on the Closing Date and at the liquidation of the Acquired Fund set forth in paragraph 4. above, as amended or as supplemented if it shall have been amended or supplemented, and the Registration Statement on the effective date thereof, on the Closing Date and at the liquidation of the Acquired Fund set forth in paragraph 4. above, will conform in all material respects to the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations of the Commission thereunder, and will not include any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, except that no representations or warranties in this section apply to statements or omissions which are based on written information furnished by the Acquired Fund to the Acquiring Fund; and

 L. the current prospectus and statement of additional information of the Acquiring Fund (copies of which are available) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

10. Certain Conditions.

 Unless waived by the parties in writing in their sole discretion, all obligations of the parties hereunder are subject to the fulfillment, prior to or at the Closing, of each of the following conditions:

 A. Registration Statement and Information Statement/Prospectus. The Acquiring Fund will file a registration statement on Form N-14 with the Commission under the 1933 Act in order to register the Acquiring Fund Shares to be issued hereunder. Such registration statement in the form in which it shall become effective and, in the event any post-effective amendment thereto becomes effective prior to the Closing Date, such registration statement as amended, is referred to herein as the “Registration Statement.” The Acquired Fund will file a preliminary Information Statement with the Commission under the 1940 Act and the 1933 Act, relating to this Agreement and the transactions herein contemplated, in the form of a combined Information Statement and prospectus and related statement of additional information included in the Registration Statement. The combined Information Statement and prospectus and related statement of additional information that is first filed pursuant to Rule 497(b) under the 1933 Act is referred to herein as the “Information Statement/Prospectus.” The Acquiring Fund and the Acquired Fund each will exert reasonable efforts to cause the Registration Statement to become effective under the 1933 Act as soon as practical and agree to cooperate in such efforts. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act. Upon effectiveness of the Registration Statement, the Acquired Fund will cause the Information Statement/Prospectus to be delivered to the shareholders of the Acquired Fund of record, in sufficient time to comply with requirements as to notice thereof, the Information Statement/Prospectus, which complies in all material respects with the applicable provisions of Section 14(c) of the 1934 Act, and the rules and regulations thereunder.

 B. Pending or Threatened Proceedings. On the Closing Date, no action, suit, or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

 C. Appropriate Articles. The Acquired Fund shall execute and cause to be filed with the Maryland State Department of Assessments and Taxation, such articles of transfer, articles supplementary or other documents, as necessary to eliminate designation of the Acquired Fund, as appropriate.

 D. Declaration of Dividend. The Acquired Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund shareholders all of the investment company taxable income and realized capital gain for all taxable periods of the Acquired Fund which are required to be distributed to avoid federal income or excise tax applicable to regulated investment companies.

 E. State Securities Laws. The parties shall have received all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated herein.

 F. Performance of Covenants. Each party shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by it prior to or at the Valuation Date and the Closing Date.

 G. Representations and Warranties. The representations and warranties of each party set forth in this Agreement will be true and correct on the Closing Date, and each party shall deliver to the other a certificate of a duly authorized officer of such party to that effect.

11. Notices. All notices, requests, instructions, and demands in the course of the transactions herein contemplated shall be in writing addressed to the respective parties as follows and shall be deemed given: (i) on the next day if sent by prepaid overnight courier and (ii) on the same day if given by hand delivery or telecopy.

 If to the Acquiring Fund or Acquired Fund:

 David Oestreicher, Esquire
 T. Rowe Price Associates, Inc.
 100 East Pratt Street
 Baltimore, Maryland 21202
 Fax Number (410) 345-6575

 with a copy to:

 Margery K. Neale, Esquire
 Willkie Farr & Gallagher LLP
 787 Seventh Avenue
 New York, New York 10019
 Fax Number (212) 728-9138

or to such other address as the parties from time to time may designate by written notice to all other parties hereto.

12. Termination and Postponement.

 A. This Agreement may be terminated or postponed by the Acquiring Fund or the Acquired Fund at any time, before or after approval by the shareholders of the Acquired Fund, upon the giving of written notice to the other, if the conditions specified in paragraphs 8., 9., and 10. have not been performed or do not exist on or before December 31, 2020 or to the extent permitted by law.

 B. In the event of termination of this Agreement pursuant to paragraph 12.A. of this Agreement, neither party (nor its officers, or directors) shall have any liability to the other.

13. Exhibits. All Exhibits shall be considered as part of this Agreement.

14. Miscellaneous. This Agreement shall bind and inure to the benefit of the parties and their respective successors and assigns. It shall be governed by, construed, and enforced in accordance with the laws of the State of Maryland. The Acquired Fund and the Acquiring Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein. The Acquired Fund and the Acquiring Fund agree that no party has made any representation, warranty, or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties as to the subject matter hereof. The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder for a period of three years thereafter. The paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. This Agreement shall be executed in any number of counterparts, each of which shall be deemed an original. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement. Whenever used herein, the use of any gender shall include all genders.

15. Amendments. The Acquired Fund and the Acquiring Fund by mutual consent of their Boards of Directors or authorized committees or officers may amend this Agreement in such manner as may be agreed upon.

16. Waiver. The failure of any party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of any party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

17. Liability.

 A. The Acquired Fund and the Acquiring Fund acknowledge and agree that all obligations of the Acquired Fund under this Agreement are binding only with respect to the Acquired Fund; that any liability of the Acquired Fund under this Agreement or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Acquired Fund.

 B. The Acquiring Fund and the Acquired Fund acknowledge and agree that all obligations of the Acquiring Fund under this Agreement are binding only with respect to the Acquiring Fund; that any liability of the Acquiring Fund under this Agreement or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Acquiring Fund.

 IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed and by their officers thereunto duly authorized, as of the day and year first above written.

WITNESS:	T. ROWE PRICE INTERNATIONAL FUNDS, INC., on behalf of the T. Rowe Price Overseas Stock Fund
/s/Shannon Hofher Rauser __________________________ Shannon Hofher Rauser	By /s/Fran Pollack-Matz _____________________ (SEAL) Fran Pollack-Matz Title: Vice President and Secretary

WITNESS:	T. ROWE PRICE GLOBAL FUNDS, INC., on behalf of the T. Rowe Price Institutional International Core Equity Fund
/s/Shannon Hofher Rauser _________________________ Shannon Hofher Rauser	By /s/David Oestreicher _____________________ (SEAL) David Oestreicher Title: Director, Principal Executive Officer, and Executive Vice President

Agreement and Plan of Reorganization

 THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made this 4th day of May, 2020, by and between (i) T. Rowe Price Global Funds, Inc., a corporation organized and existing under the laws of Maryland on behalf of its series, T. Rowe Price Institutional International Growth Equity Fund (“Acquired Fund”), and (ii) T. Rowe Price International Funds, Inc., a corporation organized and existing under the laws of Maryland on behalf of its series, T. Rowe Price International Stock Fund (“Acquiring Fund”) and each of the Acquiring Fund’s classes, T. Rowe Price International Stock Fund, T. Rowe Price International Stock Fund—Advisor Class, T. Rowe Price International Stock Fund—R Class, T. Rowe Price International Stock Fund—Z Class, and T. Rowe Price International Stock Fund—I Class. All references in this Agreement to the Acquiring Fund and the Acquired Fund are, as applicable, to the T. Rowe Price International Stock Fund (including each of its classes) and the T. Rowe Price Institutional International Growth Equity Fund, respectively, as if this Agreement were executed solely by each such fund.

W I T N E S S E T H:

 The Acquiring Fund and the Acquired Fund are each series of an open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”). The Acquired Fund owns securities that are assets of the character in which the Acquiring Fund is permitted to invest. The Acquiring Fund and the Acquired Fund have agreed to combine through the transfer of substantially all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for shares of the T. Rowe Price International Stock Fund—I Class (par value $0.01 per share) of the Acquiring Fund (“Acquiring Fund Shares”) and the distribution of Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund. The Acquiring Fund wishes to enter into a definitive agreement setting forth the terms and conditions of the foregoing transactions as a “plan of reorganization” and “liquidation” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (“Code”).

 NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

1. Assets and Liabilities to be Transferred

 A. Reorganization. Prior to the close of regular trading on the New York Stock Exchange (“Exchange”) on the Closing Date (as hereinafter defined), all the assets and liabilities of the Acquired Fund, net of appropriate reserves and those assets and liabilities described in paragraph 1.C. below, shall be delivered as provided in paragraph 2.C. to State Street Bank Corporation, custodian of the Acquiring Fund’s assets (“Custodian”), or, in the case of securities maintained outside of the United States, JPMorgan Chase Bank, London (“Foreign Custodian”), if applicable, in exchange for and against delivery by the Acquiring Fund to the Acquired Fund on the

Closing Date of a number of Acquiring Fund Shares (including, if applicable, fractional shares) having an aggregate net asset value equal to the value of the assets of the Acquired Fund so transferred, assigned and delivered, all determined and adjusted as provided in paragraph 1.B. below. Notwithstanding the foregoing, the assets of the Acquired Fund to be acquired by the Acquiring Fund shall constitute at least 90% of the fair market value of the net assets of the Acquired Fund and at least 70% of the fair market value of the gross assets of the Acquired Fund as described on the “Valuation Date” (hereinafter defined).

 B. Valuation. The net asset value of shares of the Acquiring Fund and the value of the assets of the Acquired Fund to be transferred shall, in each case, be computed as of the close of regular trading on the Exchange on the Valuation Date (as hereinafter defined). The net asset value of the Acquiring Fund Shares shall be computed in the manner set forth in the Acquiring Fund’s current prospectus and statement of additional information under the Securities Act of 1933 (“1933 Act”) and the 1940 Act. The value of the assets of the Acquired Fund to be transferred shall be computed by the Acquiring Fund in accordance with the policies and procedures of the Acquiring Fund as described in the Acquiring Fund’s current prospectus and statement of additional information under the 1933 Act and the 1940 Act, subject to review and approval by the Acquired Fund and to such adjustments, if any, agreed to by the parties.

 C. Excludable Assets and Liabilities. The property and assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests, forwards, swaps and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, contractual rights and choses in action, copies of all books and records belonging to the Acquired Fund (including all books and records required to be maintained under the 1940 Act), any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date, and all interests, rights, privileges and powers, other than the Acquired Fund’s rights under this Agreement on the Valuation Date as defined in paragraph 2.B, excluding the estimated costs of extinguishing any Excluded Liability (as defined below) and cash in an amount necessary to pay any dividends pursuant to sub-paragraph 10.E (collectively, “Assets”). The Assets of the Acquired Fund shall be delivered to the Acquiring Fund free and clear of all liens, encumbrances, hypothecations and claims whatsoever, and there shall be no restrictions on the full transfer thereof. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on the Statement of Assets and Liabilities of the Acquired Fund prepared on behalf of the Acquired Fund, as of the Valuation Date, in accordance with generally accepted accounting principles consistently applied from the prior audited period, except for the Acquired Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, “Liabilities”). If prior to the Closing Date, the Acquiring Fund identifies a Liability that the Acquiring Fund and the

Acquired Fund mutually agree should not be assumed by the Acquiring Fund, such Liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquired Fund and the Acquiring Fund at the Closing (the “Excluded Liabilities”).

2. Definitions

 A. Closing and Closing Date. Subject to the terms and conditions hereof, the closing of the transactions contemplated by this Agreement (the “Closing”) shall be conducted at the offices of the Acquiring Fund in Baltimore, Maryland, beginning at 8:00 a.m., eastern time, on October 5, 2020, or at such other place or on such later business day as may be agreed upon by the parties. In the event that on the Valuation Date (i) the Exchange is closed or trading thereon is restricted, or (ii) trading or the reporting of trading on the Exchange or elsewhere is disrupted so that accurate appraisal of the value of the Acquired Fund assets or the net asset value of the Acquiring Fund Shares is impractical, the Closing shall be postponed until the first business day after the first business day when trading on the Exchange or elsewhere shall have been fully resumed and reporting thereon shall have been restored, or such other business day as soon thereafter as may be agreed upon by the parties. The date on which the Closing actually occurs is herein referred to as the “Closing Date.”

 B. Valuation Date. The business day next preceding the Closing Date shall be the “Valuation Date.” The stock transfer books of the Acquired Fund will be permanently closed as of the close of business on the Valuation Date. The Acquired Fund shall only accept redemption requests received by it in proper form prior to the close of regular trading on the Exchange on the Valuation Date. Redemption requests received thereafter shall be deemed to be redemption requests for Acquiring Fund shares to be distributed to Acquired Fund shareholders pursuant to the Plan (assuming that the transactions contemplated by this Agreement have been consummated).

 C. Delivery. Portfolio securities shall be delivered by the Acquired Fund to the Custodian or the Foreign Custodian, to be held until the Closing for the account of the Acquired Fund, no later than three (3) business days preceding the Closing (“Delivery Date”), duly endorsed in proper form for transfer in such condition as to constitute a good delivery thereof, in accordance with the custom of brokers, and shall be accompanied by all necessary state stock transfer stamps, if any, or a check for the appropriate purchase price thereof. Cash of the Acquired Fund shall be delivered by the Acquired Fund on the Closing Date and shall be in the form of currency or wire transfer in federal funds, payable to the order of the Custodian or the Foreign Custodian. A confirmation for the Acquiring Fund Shares, credited to the account of the Acquired Fund and registered in the name of the Acquired Fund, shall be delivered by the Acquiring Fund to the Acquired Fund at the Closing.

3. Failure to Deliver Securities. If, on the Delivery Date, the Acquired Fund is unable to make delivery under paragraph 2.C. to the Custodian or the Foreign Custodian of any of the portfolio securities of the Acquired Fund, the Acquiring Fund may waive the delivery requirements of paragraph 2.C. with respect to said undelivered securities, if the Acquired Fund has delivered to the Custodian or the Foreign Custodian by or on the Delivery Date and, with respect to said undelivered securities, such documents in the form of executed copies of an agreement of assignment and escrow agreement and due bills and the like as may be required by the Acquiring Fund or the Custodian or the Foreign Custodian, including brokers’ confirmation slips.

4. Post-Closing Distribution and Liquidation of the Acquired Fund. As soon as practicable after the Closing, the Acquired Fund shall distribute all of the remaining assets thereof to the shareholders of the Acquired Fund. At, or as soon as may be practicable following the Closing Date, the Acquired Fund shall for federal income tax purposes be liquidated and distribute the Acquiring Fund Shares received hereunder by instructing the Acquiring Fund that the pro-rata interest (in full and fractional Acquiring Fund Shares) of each of the holders of record of shares of the Acquired Fund as of the close of business on the Valuation Date as certified by the Acquired Fund’s transfer agent (“Acquired Fund Record Holders”) be registered on the books of the T. Rowe Price International Stock Fund—I Class in the names of each of the Acquired Fund Record Holders. The Acquiring Fund agrees to comply promptly with said instruction. All issued and outstanding shares of the Acquired Fund shall thereupon be redeemed for no value and canceled on the books of the Acquired Fund. The Acquiring Fund shall have no obligation to inquire as to the validity, propriety, or correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper, and correct. The Acquiring Fund shall record on its books the ownership of Acquiring Fund Shares by Acquired Fund Record Holders. No redemption or repurchase of any Acquiring Fund Shares credited to Acquired Fund Record Holders in respect of the Acquired Fund Shares represented by unsurrendered stock certificates shall be permitted until such certificates have been surrendered to the Custodian for cancellation. Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the name of the Acquired Fund Record Holder on the books of the Acquiring Fund as of the Closing Date shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

5. Acquired Fund Securities. The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund’s portfolio investments as of the date of execution of this Agreement. The Acquired Fund may sell any of these investments and will confer with the Acquiring Fund with respect to investments for the Acquired Fund. The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Acquired Fund with a statement of the Acquiring Fund’s investment objectives, policies, and restrictions and a list of the investments, if any, on the list referred to in the first sentence of this paragraph 5 that do not conform to such objectives, policies, and restrictions. In the event that the Acquired Fund holds any investments that the Acquiring Fund may not hold, the Acquired Fund will, consistent with the foregoing and its own policies and restrictions, use its reasonable efforts to dispose of such investments prior to the Closing Date, provided, however, that in no event will the Acquired Fund be required to dispose of assets to an extent which would cause less than 50% of the historical business assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement or to take any action that is inconsistent with paragraph 8.M. below. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain any investments exceeding certain percentage limitations applicable to the Acquiring Fund with respect to such investments, the Acquired Fund will, if requested by the Acquiring Fund, in a manner consistent with the foregoing and its own policies and restrictions, use its reasonable efforts to dispose of an amount of such investments sufficient to avoid violating such limitations as of the Closing Date. On the Delivery Date, the Acquired Fund shall deliver to the Acquiring Fund a list setting forth the securities then owned by the Acquired Fund (“Securities List”), which shall be prepared in accordance with the requirements of the Code and the regulations promulgated thereunder for specific identification tax lot accounting and which shall clearly reflect the basis used for determination of gain and loss realized on the partial sale of any security transferred to the Acquiring Fund. The records from which the Securities List will be prepared shall be made available by the Acquired Fund prior to the Closing Date for inspection by the Acquiring Fund’s treasurer or his designee or the auditors of the Acquiring Fund upon reasonable request.

6. Expenses. Each of the Acquiring Fund and the Acquired Fund shall be responsible for its own expenses (including legal, audit, printing and mailing, brokerage commissions and other transaction costs, taxes, and nonrecurring extraordinary items) incurred in connection with the carrying-out of this Agreement.

7. Legal Opinions.

 A. Opinion of Acquired Fund Counsel. At the Closing, the Acquired Fund shall furnish the Acquiring Fund with such written opinions (including opinions as to certain federal income tax matters) of Willkie Farr & Gallagher LLP, and the factual representations supporting such opinions which shall be, in form and substance reasonably satisfactory to the Acquiring Fund. The requirement to obtain this opinion may not be waived.

 B. Opinion of Acquiring Fund Counsel. At the Closing, the Acquiring Fund shall furnish the Acquired Fund with a written opinion of Willkie Farr & Gallagher LLP, and the factual representations supporting such opinions which shall be, in form and substance reasonably satisfactory to the Acquired Fund.

8. Acquired Fund Representations, Warranties, and Covenants. The Acquired Fund hereby represents and warrants to the Acquiring Fund, and covenants and agrees with the Acquiring Fund:

 A. that the audited statement of assets and liabilities, including the schedule of portfolio investments, and the related statement of operations and statement of changes in net assets of the Acquired Fund as of October 31, 2019, and for the year then ended heretofore delivered to the Acquiring Fund were prepared in accordance with generally accepted accounting principles, reflect all liabilities of the Acquired Fund, whether accrued or contingent, which are required to be reflected or reserved against in accordance with generally accepted accounting principles, and present fairly the financial position and results of operations of the Acquired Fund as of said date and for the period covered thereby;

 B. that the Acquired Fund will furnish to the Acquiring Fund an unaudited statement of assets and liabilities, including the schedule of portfolio investments (or a statement of net assets in lieu of a statement of assets and liabilities and a schedule of portfolio investments), and the related statement of operations and statement of changes in net assets of the Acquired Fund for the period commencing on the date following the date specified in paragraph 8.A. above and ending on April 30, 2020. These financial statements will be prepared in accordance with generally accepted accounting principles and will reflect all liabilities of the Acquired Fund, whether accrued or contingent, which are required to be reflected or reserved against in accordance with generally accepted accounting principles, will present fairly the financial position and results of operations of the Acquired Fund as of the dates of such statements and for the periods covered thereby;

 C. that there are no legal, administrative, or other proceedings pending or, to the knowledge of the Acquired Fund, overtly threatened against the Acquired Fund which would individually or in the aggregate materially affect the financial condition of the Acquired Fund or the Acquiring Fund’s ability to consummate the transactions contemplated hereby;

 D. that the execution and delivery of this Agreement by the Acquired Fund and the consummation of the transactions contemplated herein have been authorized by the Board of Directors of the Acquired Fund by vote taken at a meeting of the Board of Directors of the Acquired Fund duly called and held on May 4, 2020, and that approval by the Acquired Fund’s shareholders of this Agreement or the consummation of the transactions contemplated herein is not required under applicable Maryland and federal law;

 E. that from the date of this Agreement through the Closing Date, there shall not have been:

  (1) any material change in the business, results of operations, assets, or financial condition or the manner of conducting the business of the Acquired Fund (other than changes in the ordinary course of its business or relating to the transactions contemplated by this Agreement, including, without limitation, dividends and distributions in the ordinary course, changes in the net asset value per share, redemptions in the ordinary course of business, and changes in sales volume), which has had a material adverse effect on such business, results of operations, assets, or financial condition, except in all instances as set forth in the financial statements of the Acquired Fund referred to in paragraphs 8.A. and 8.B. above;

  (2) any loss (whether or not covered by insurance) suffered by the Acquired Fund materially and adversely affecting the assets of the Acquired Fund, other than depreciation of securities;

  (3) issued any option to purchase or other right to acquire stock of the Acquired Fund of any class granted by the Acquired Fund to any person (excluding sales in the ordinary course and a dividend reinvestment program);

  (4) any indebtedness incurred by the Acquired Fund for borrowed money or any commitment to borrow money entered into by the Acquired Fund, except as provided in the current prospectus and statement of additional information of the Acquired Fund or so long as it will not prevent the Acquired Fund from complying with paragraph 8.I.;

  (5) any amendment to the Articles of Incorporation or By-Laws of the Acquired Fund except to effectuate the transactions contemplated hereunder or otherwise as disclosed in writing to the Acquiring Fund; or

  (6) any grant or imposition of any lien, claim, charge, or encumbrance upon any asset of the Acquired Fund except as provided in the current prospectus and statement of additional information of the Acquired Fund or so long as it will not prevent the Acquired Fund from complying with paragraph 8.I.;

 F. that there are no material contracts outstanding to which the Acquired Fund is bound other than as disclosed to the Acquiring Fund;

 G. that the Acquired Fund has filed all federal, state, and local tax returns and reports required by law to have been filed, that all federal, state and local income, franchise, property, sales, employment, or other taxes payable pursuant to such returns and reports have been paid so far as due, or provision has been made for the payment thereof, and that, to the knowledge of the Acquired Fund, no such return is currently under audit and no assessment has been asserted with respect to any such return other than with respect to all such matters which are not material individually or in the aggregate;

 H. that, as promptly as practicable, but in any case within 60 days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund with a statement of the earnings and profits of the Acquired Fund for federal income tax purposes;

 I. that on the Closing Date the Acquired Fund will have good and marketable title to the assets of the Acquired Fund to be conveyed hereunder, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims, and equities whatsoever, and full right, power, and authority to sell, assign, transfer, and deliver such assets and shall deliver such assets to the Acquiring Fund as set forth in paragraph 1.A. hereof. Upon delivery of such assets, the Acquiring Fund will receive good and marketable title to such assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims, and equities, except as to adverse claims of which the Acquiring Fund has notice at or prior to the time of delivery. Except as set forth on the Securities List, none of the securities comprising the assets of the Acquired Fund will be “restricted securities” under the 1933 Act or the rules and regulations of the Securities and Exchange Commission (“Commission”) thereunder;

 J. that the Information Statement/Prospectus (hereinafter defined) at the time of delivery by the Acquired Fund to all shareholders of record on June 30, 2020, to notify shareholders of this transaction, on the Closing Date and at the time of the liquidation of the Acquired Fund set forth in paragraph 4. above, as amended or as supplemented if it shall have been amended or supplemented, will conform in all material respects to the applicable requirements of the 1933 Act, the Securities Exchange Act of 1934 (“1934 Act”) and the 1940 Act and the rules and regulations of the Commission thereunder, and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading, except that no representations or warranties in this section apply to statements or omissions which are based on written information furnished by the Acquiring Fund to the Acquired Fund;

 K. that the Acquired Fund is not, and the execution, delivery, and performance of this Agreement will not result, in a material violation of any provision of its Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound and that this Agreement constitutes a valid and legally binding obligation of the Acquired Fund, enforceable against the Acquired Fund in accordance with its terms, except as enforceability may be affected by bankruptcy laws, laws affecting creditors generally, and general principles of equity;

 L. that the Acquired Fund will take all actions within its control necessary to cause the exchange of Acquiring Fund Shares for assets of the Acquired Fund made under this Agreement to qualify, as of and after the Closing, as a reorganization within the meaning of Section 368(a) of the Code; and

 M. that the Acquired Fund is registered with the Commission under the 1940 Act, classified as a management investment company, and subclassified as an open-end company.

9. Acquiring Fund Representations, Warranties, and Covenants. The Acquiring Fund hereby represents and warrants to the Acquired Fund, and covenants and agrees with the Acquired Fund:

 A. that the audited statement of assets and liabilities, including the schedule of portfolio investments, and the related statement of operations and statement of changes in net assets of the Acquiring Fund as of October 31, 2019, and for the year then ended heretofore delivered to the Acquired Fund were prepared in accordance with generally accepted accounting principles, reflect all liabilities of the Acquiring Fund, whether accrued or contingent, which are required to be reflected or reserved against in accordance with generally accepted accounting principles, and present fairly the financial position and results of operations of the Acquiring Fund as of said date and for the period covered thereby;

 B. that there are no legal, administrative, or other proceedings pending or, to its knowledge, overtly threatened against the Acquiring Fund which would individually or in the aggregate materially affect the financial condition of the Acquiring Fund’s ability to consummate the transactions contemplated hereby;

 C. that the execution and delivery of this Agreement by the Acquiring Fund and the consummation of the transactions contemplated herein have been authorized by the Board of Directors of the Acquiring Fund by vote taken at a meeting of the Board of Directors of the Acquiring Fund duly called and held on May 4, 2020, and that approval by the Acquiring Fund’s shareholders of this Agreement or the consummation of the transactions contemplated herein is not required under applicable Maryland and federal law;

 D. that from the date of this Agreement through the Closing Date, there shall not have been any material change in the business, results of operations, assets, or financial condition or the manner of conducting the business of the Acquiring Fund (other than changes in the ordinary course of its business, including, without limitation, dividends and distributions in the ordinary course, changes in the net asset value per share, redemptions in the ordinary course of business, and changes in sales volume), which has had an adverse material effect on such business, results of operations, assets, or financial condition, except in all instances as set forth in the financial statements of the Acquiring Fund referred to in paragraph 9.A. and 9.B. above;

 E. that the Acquiring Fund is registered with the Commission under the 1940 Act, classified as a management investment company, and subclassified as an open-end diversified company;

 F. that the shares of the Acquiring Fund to be issued pursuant to paragraph 1.A. will be duly registered under the 1933 Act by the Registration Statement (hereinafter defined) in effect on the Closing Date and at the time of the liquidation of the Acquired Fund set forth in paragraph 4. above;

 G. that the Acquiring Fund Shares are duly authorized and validly issued and are fully paid, nonassessable, and free of any preemptive rights and conform in all material respects to the description thereof contained in the Information

Statement/Prospectus as in effect on the Closing Date and at the time of the liquidation of the Acquired Fund set forth in paragraph 4. above;

 H. that the Acquiring Fund is not, and the execution, delivery, and performance of this Agreement will not result, in a material violation of any provision of the Acquiring Fund’s Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound, and that this Agreement constitutes a valid and legally binding obligation of the Acquiring Fund, enforceable against the Acquiring Fund in accordance with its terms, except as enforceability may be affected by bankruptcy laws, laws affecting creditors generally, and general principles of equity;

 I. that the Acquiring Fund will take all actions within its control necessary to cause the exchange of Acquiring Fund Shares for assets of the Acquired Fund made under this Agreement to qualify, as of and after the Closing, as a reorganization within the meaning of Section 368(a) of the Code;

 J. that the Acquiring Fund has filed all federal, state, and local tax returns and reports required by law to have been filed, that all federal, state, and local income, franchise, property, sales, employment, or other taxes payable pursuant to such returns and reports have been paid so far as due, or provision has been made for the payment thereof, and that, to the knowledge of the Acquiring Fund, no such return is currently under audit and no assessment has been asserted with respect to any such return, other than with respect to all such matters those which are not material individually or in the aggregate;

 K. that the Information Statement/Prospectus at the time of delivery by the Acquired Fund to its shareholders to inform shareholders of this transaction, on the Closing Date and at the liquidation of the Acquired Fund set forth in paragraph 4. above, as amended or as supplemented if it shall have been amended or supplemented, and the Registration Statement on the effective date thereof, on the Closing Date and at the liquidation of the Acquired Fund set forth in paragraph 4. above, will conform in all material respects to the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations of the Commission thereunder, and will not include any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, except that no representations or warranties in this section apply to statements or omissions which are based on written information furnished by the Acquired Fund to the Acquiring Fund; and

 L. the current prospectus and statement of additional information of the Acquiring Fund (copies of which are available) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

10. Certain Conditions.

 Unless waived by the parties in writing in their sole discretion, all obligations of the parties hereunder are subject to the fulfillment, prior to or at the Closing, of each of the following conditions:

 A. Registration Statement and Information Statement/Prospectus. The Acquiring Fund will file a registration statement on Form N-14 with the Commission under the 1933 Act in order to register the Acquiring Fund Shares to be issued hereunder. Such registration statement in the form in which it shall become effective and, in the event any post-effective amendment thereto becomes effective prior to the Closing Date, such registration statement as amended, is referred to herein as the “Registration Statement.” The Acquired Fund will file a preliminary Information Statement with the Commission under the 1940 Act and the 1933 Act, relating to this Agreement and the transactions herein contemplated, in the form of a combined Information Statement and prospectus and related statement of additional information included in the Registration Statement. The combined Information Statement and prospectus and related statement of additional information that is first filed pursuant to Rule 497(b) under the 1933 Act is referred to herein as the “Information Statement/Prospectus.” The Acquiring Fund and the Acquired Fund each will exert reasonable efforts to cause the Registration Statement to become effective under the 1933 Act as soon as practical and agree to cooperate in such efforts. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act. Upon effectiveness of the Registration Statement, the Acquired Fund will cause the Information Statement/Prospectus to be delivered to the shareholders of the Acquired Fund of record, in sufficient time to comply with requirements as to notice thereof, the Information Statement/Prospectus, which complies in all material respects with the applicable provisions of Section 14(c) of the 1934 Act, and the rules and regulations thereunder.

 B. Pending or Threatened Proceedings. On the Closing Date, no action, suit, or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

 C. Appropriate Articles. The Acquired Fund shall execute and cause to be filed with the Maryland State Department of Assessments and Taxation, such articles of transfer, articles supplementary or other documents, as necessary to eliminate designation of the Acquired Fund, as appropriate.

 D. Declaration of Dividend. The Acquired Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund shareholders all of the investment company taxable income and realized capital gain for all taxable periods of the Acquired Fund which are required to be distributed to avoid federal income or excise tax applicable to regulated investment companies.

 E. State Securities Laws. The parties shall have received all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated herein.

 F. Performance of Covenants. Each party shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by it prior to or at the Valuation Date and the Closing Date.

 G. Representations and Warranties. The representations and warranties of each party set forth in this Agreement will be true and correct on the Closing Date, and each party shall deliver to the other a certificate of a duly authorized officer of such party to that effect.

11. Notices. All notices, requests, instructions, and demands in the course of the transactions herein contemplated shall be in writing addressed to the respective parties as follows and shall be deemed given: (i) on the next day if sent by prepaid overnight courier and (ii) on the same day if given by hand delivery or telecopy.

 If to the Acquiring Fund or Acquired Fund:

 David Oestreicher, Esquire
 T. Rowe Price Associates, Inc.
 100 East Pratt Street
 Baltimore, Maryland 21202
 Fax Number (410) 345-6575

 with a copy to:

 Margery K. Neale, Esquire
 Willkie Farr & Gallagher LLP
 787 Seventh Avenue
 New York, New York 10019
 Fax Number (212) 728-9138

or to such other address as the parties from time to time may designate by written notice to all other parties hereto.

12. Termination and Postponement.

 A. This Agreement may be terminated or postponed by the Acquiring Fund or the Acquired Fund at any time, before or after approval by the shareholders of the Acquired Fund, upon the giving of written notice to the other, if the conditions specified in paragraphs 8., 9., and 10. have not been performed or do not exist on or before December 31, 2020 or to the extent permitted by law.

 B. In the event of termination of this Agreement pursuant to paragraph 12.A. of this Agreement, neither party (nor its officers, or directors) shall have any liability to the other.

13. Exhibits. All Exhibits shall be considered as part of this Agreement.

14. Miscellaneous. This Agreement shall bind and inure to the benefit of the parties and their respective successors and assigns. It shall be governed by, construed, and enforced in accordance with the laws of the State of Maryland. The Acquired Fund and the Acquiring Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein. The Acquired Fund and the Acquiring Fund agree that no party has made any representation, warranty, or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties as to the subject matter hereof. The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder for a period of three years thereafter. The paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. This Agreement shall be executed in any number of counterparts, each of which shall be deemed an original. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement. Whenever used herein, the use of any gender shall include all genders.

15. Amendments. The Acquired Fund and the Acquiring Fund by mutual consent of their Boards of Directors or authorized committees or officers may amend this Agreement in such manner as may be agreed upon.

16. Waiver. The failure of any party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of any party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

17. Liability.

 A. The Acquired Fund and the Acquiring Fund acknowledge and agree that all obligations of the Acquired Fund under this Agreement are binding only with respect to the Acquired Fund; that any liability of the Acquired Fund under this

Agreement or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Acquired Fund.

 B. The Acquiring Fund and the Acquired Fund acknowledge and agree that all obligations of the Acquiring Fund under this Agreement are binding only with respect to the Acquiring Fund; that any liability of the Acquiring Fund under this Agreement or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Acquiring Fund.

 IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed and by their officers thereunto duly authorized, as of the day and year first above written.

WITNESS:	T. ROWE PRICE INTERNATIONAL FUNDS, INC., on behalf of the T. Rowe Price International Stock Fund
/s/Shannon Hofher Rauser ________________________ Shannon Hofher Rauser	By /s/Fran Pollack-Matz _____________________ (SEAL) Fran Pollack-Matz Title: Vice President and Secretary

WITNESS:	T. ROWE PRICE GLOBAL FUNDS, INC., on behalf of the T. Rowe Price Institutional International Growth Equity Fund
/s/Shannon Hofher Rauser _________________________ Shannon Hofher Rauser	By /s/David Oestreicher _____________________ (SEAL) David Oestreicher Title: Director, Principal Executive Officer, and Executive Vice President

T. ROWE PRICE OVERSEAS STOCK FUND

T. ROWE PRICE INTERNATIONAL STOCK FUND

PART B
STATEMENT OF ADDITIONAL INFORMATION

July 21, 2020

This Statement of Additional Information (“SAI”) relates to the proposed transactions (each, a “Reorganization” and together, the “Reorganizations”) pursuant to which each of the T. Rowe Price Institutional International Core Equity Fund and T. Rowe Price Institutional International Growth Equity Fund (each, an “Institutional Fund” and together, the “Institutional Funds”) will be reorganized into a corresponding mutual fund advised by T. Rowe Price Associates, Inc. (“T. Rowe Price”), the same investment adviser to each Institutional Fund, as set out in the table below under the heading “Acquiring Funds” (each, an “Acquiring Fund,” together, the “Acquiring Funds,” and collectively with the Institutional Funds, the “Funds”).

Institutional Funds	Acquiring Funds	Closing Date
Institutional International Core Equity Fund	Overseas Stock Fund	September 21, 2020
Institutional International Growth Equity Fund	International Stock Fund	October 5, 2020

This SAI sets forth information that may be of interest to shareholders relating to the Reorganizations, but which is not included in the Combined Information Statement and Prospectus, dated July 21, 2020, of the Funds. As described in the Combined Information Statement and Prospectus, the Reorganizations would involve the transfer of substantially all the assets and liabilities of each Institutional Fund in exchange for I Class shares of the corresponding Acquiring Fund. Each Institutional Fund would distribute the I Class shares of the applicable Acquiring Fund it receives to its shareholders, and each Institutional Fund’s outstanding shares would be redeemed, in complete liquidation of the Institutional Fund.

This SAI is not a prospectus and should be read in conjunction with the Combined Information Statement and Prospectus. This SAI and the Combined Information Statement and Prospectus have been filed with the Securities and Exchange Commission. Copies of the Combined Information Statement and Prospectus are available upon request and without charge by writing to the Acquiring Funds at 100 East Pratt Street, Baltimore, Maryland 21202, or by calling 1-800-541-5910.

The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the prospectuses and Statement of Additional Information of the Institutional Funds and Acquiring Funds, other material incorporated by reference and other information regarding the Institutional Funds and Acquiring Funds.

TABLE OF CONTENTS

I. Additional Information About the Institutional Funds and the
Acquiring Funds	76

II. Pro Forma Financial Information	76
III. Documents Incorporated by Reference	76

I. ADDITIONAL INFORMATION ABOUT THE
INSTITUTIONAL FUNDS AND THE ACQUIRING FUNDS

The Statement of Additional Information for the Funds, dated May 1 2020, as filed with the Securities and Exchange Commission on May 1, 2020, is incorporated by reference.

The Statement of Additional Information for the Funds is available without charge through troweprice.com or by calling 1-800-541-5910.

II. PRO FORMA FINANCIAL INFORMATION

As of July 13, 2020, the net asset value of T. Rowe Price Institutional International Core Equity Fund was less than ten percent (10%) of T. Rowe Price Overseas Stock Fund; as such, pro forma financial statements are not included.

As of July 13, 2020, the net asset value of T. Rowe Price Institutional International Growth Equity Fund was less than ten percent (10%) of T. Rowe Price International Stock Fund; as such, pro forma financial statements are not included.

III. DOCUMENTS INCORPORATED BY REFERENCE

Institutional Funds	Acquiring Funds	Closing Date
Institutional International Core Equity Fund	Overseas Stock Fund	September 21, 2020
Institutional International Growth Equity Fund	International Stock Fund	October 5, 2020

This SAI incorporates by reference:

(i) the financial statements and report of the independent registered public accounting firm for the T. Rowe Price Institutional International Core Equity Fund as contained in its Annual Report for the year ended October 31, 2019, as filed with the Securities and Exchange Commission on December 17, 2019, and the unaudited financial statements for the T. Rowe Price Institutional International Core Equity Fund as contained in its Semiannual Report for the period ended April 30, 2020, as filed with the Securities and Exchange Commission on [date];

(ii) the financial statements and report of the independent registered public accounting firm for the T. Rowe Price Overseas Stock Fund as contained in its Annual Report for the year ended October 31, 2019, as filed with the Securities and Exchange Commission on December 17, 2019, and the unaudited financial statements for the T. Rowe Price Overseas Stock Fund as contained in its Semiannual Report for the period ended April 30, 2020, as filed with the Securities and Exchange Commission on [date];

(iii) the financial statements and report of the independent registered public accounting firm for the T. Rowe Price Institutional International Growth Equity Fund as contained in its Annual Report for the year ended October 31, 2019, as filed with the Securities and Exchange Commission on December 17, 2019, and the unaudited financial statements for the T. Rowe Price Institutional International Growth Equity Fund as contained in its Semiannual Report for the period ended April 30, 2020, as filed with the Securities and Exchange Commission on [date];

(iv) the financial statements and report of the independent registered public accounting firm for the T. Rowe Price International Stock Fund as contained in its Annual Report for the year ended October 31, 2019, as filed with the Securities and Exchange Commission on December 17, 2019, and the unaudited financial statements for the T. Rowe Price International Stock Fund as contained in its Semiannual Report for the period ended April 30, 2020, as filed with the Securities and Exchange Commission on [date];

Each of these reports contains historical financial information regarding the funds and is available without charge at troweprice.com or by calling 1-800-541-5910.

PricewaterhouseCooopers LLP, located at 100 East Pratt Street, Suite 2600, Baltimore, Maryland 21202, is the Independent Registered Public Accounting Firm to the Institutional Funds and the Acquiring Funds, providing audit and tax return review of various Securities and Exchange Commission filings.

C00-052 7/21/20

PART C

OTHER INFORMATION

Item 15. Indemnification

The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. (“Manager”), and its subsidiaries and affiliates and all other investment companies in the T. Rowe Price family of mutual funds as listed in Item 31 of the Registrant’s Registration Statement filed as Amendment No. 172 dated April 28, 2020. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d-1(d)(7) under the Investment Company Act of 1940.

General. The Charter of the Corporation provides that to the fullest extent permitted by Maryland or federal law, no director or officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; provided, however, that nothing therein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Article X, Section 10.01 of the Registrant’s By-Laws provides as follows:

Section 10.01. Indemnification and Payment of Expenses in Advance: The Corporation shall indemnify any individual (“Indemnitee”) who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a “Proceeding”) against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys’ fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under Maryland law. Subject to any applicable limitations and requirements set forth in the Corporation’s Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in Maryland law.

Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (“Disabling Conduct”).

Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

(a) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

(b) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

 (i) the vote of a majority of a quorum of directors who are neither “interested persons” of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

 (ii) an independent legal counsel in a written opinion.

Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

(a) the Indemnitee provides a security for his undertaking; or

(b) the Corporation shall be insured against losses arising by reason of any lawful advances; or

(c) there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

 (i) a majority of a quorum of directors who are neither “interested persons” of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

 (ii) an independent legal counsel in a written opinion.

Section 10.02. Insurance of Officers, Directors, Employees, and Agents. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)(a) Articles of Restatement of Registrant, dated August 6, 2001 (electronically filed with Amendment No. 70 dated February 27, 2004)

(1)(b) Articles Supplementary of Registrant, on behalf of T. Rowe Price International Stock Fund—R Class, T. Rowe Price International Growth & Income Fund—Advisor Class, and T. Rowe Price International Growth & Income Fund—R Class, dated September 5, 2002 (electronically filed with Amendment No. 67 dated February 28, 2003)

(1)(c) Articles Supplementary of Registrant, on behalf of T. Rowe Price Emerging Europe & Mediterranean Fund, T. Rowe Price Emerging Markets Bond Fund, T. Rowe Price Emerging Markets Stock Fund, T. Rowe Price European Stock Fund, T. Rowe Price Global Stock Fund, T. Rowe Price International Bond Fund, T. Rowe Price International Bond Fund—Advisor Class, T. Rowe Price International Discovery Fund, T. Rowe Price International Growth & Income Fund, T. Rowe Price International Growth & Income Fund—Advisor Class, T. Rowe Price International Growth & Income Fund—R Class, T. Rowe Price International Stock Fund, T. Rowe Price International Stock Fund—Advisor Class, T. Rowe Price International Stock Fund—R Class, T. Rowe Price Japan Fund, T. Rowe Price Latin America Fund, and T. Rowe Price New Asia Fund, dated May 11, 2004 (electronically filed with Amendment No. 89 dated February 25, 2005)

(1)(d) Articles Supplementary of Registrant, on behalf of the T. Rowe Price Global Stock Fund—Advisor Class, dated February 7, 2006 (electronically filed with Amendment No. 92 dated February 27, 2006)

(1)(e) Articles Supplementary of Registrant, on behalf of T. Rowe Price Overseas Stock Fund, dated October 18, 2006 (electronically filed with Amendment No. 81 dated December 21, 2006)

(1)(f) Articles Supplementary of Registrant, on behalf of T. Rowe Price Africa & Middle East Fund, dated April 24, 2007 (electronically filed with Amendment No. 85 dated June 15, 2007)

(1)(g) Articles Supplementary of Registrant, on behalf of T. Rowe Price Africa & Middle East Fund, T. Rowe Price Emerging Europe & Mediterranean Fund, T. Rowe Price Emerging Markets Bond Fund, T. Rowe Price Emerging Markets Stock Fund, T. Rowe Price European Stock Fund, T. Rowe Price Global Stock Fund, T. Rowe Price International Bond Fund, T. Rowe Price International Bond Fund—Advisor Class, T. Rowe Price International Discovery Fund, T. Rowe Price International Growth & Income Fund, T. Rowe Price International Growth & Income Fund—Advisor Class, T. Rowe Price International Growth & Income Fund—R Class, T. Rowe Price International Stock Fund, T. Rowe Price International Stock Fund—Advisor Class, T. Rowe Price International Stock Fund—R Class, T. Rowe Price Japan Fund, T. Rowe Price Latin America Fund, T. Rowe Price New Asia Fund, T. Rowe Price Overseas Stock Fund, dated July 24, 2007 (electronically filed with Amendment No. 86 dated February 28, 2008)

(1)(h) Articles Supplementary of Registrant, on behalf of T. Rowe Price Africa & Middle East Fund, T. Rowe Price Emerging Europe & Mediterranean Fund, T. Rowe Price Emerging Markets Bond Fund, T. Rowe Price Emerging Markets Stock Fund, T. Rowe Price European Stock Fund, T. Rowe Price Global Stock Fund, T. Rowe Price International Bond Fund, T. Rowe Price International Bond Fund—Advisor Class, T. Rowe Price International Discovery Fund, T. Rowe Price International Growth & Income Fund, T. Rowe Price International Growth & Income Fund—Advisor Class, T. Rowe Price International Growth & Income Fund—R Class, T. Rowe Price International Stock Fund, T. Rowe Price International Stock Fund—Advisor Class, T. Rowe Price International Stock Fund—R Class, T. Rowe Price Japan Fund, T. Rowe Price Latin America Fund, T. Rowe Price New Asia Fund, T. Rowe Price Overseas Stock Fund, dated February 6, 2008 (electronically filed with Amendment No. 87 dated April 25, 2008)

(1)(i) Articles Supplementary of Registrant, on behalf of T. Rowe Price Global Large-Cap Stock Fund and T. Rowe Price Global Large-Cap Stock Fund—Advisor Class, dated July 24, 2008 (electronically filed with Amendment No. 89 dated October 17, 2008)

(1)(j) Certificate of Correction of Registrant, on behalf of T. Rowe Price Global Large-Cap Stock Fund and T. Rowe Price Global Large-Cap Stock Fund—Advisor Class, dated September 16, 2008 (electronically filed with Amendment No. 89 dated October 17, 2008)

(1)(k) Articles Supplementary of Registrant, on behalf of T. Rowe Price Global Infrastructure Fund and T. Rowe Price Global Infrastructure Fund—Advisor Class, dated October 28, 2009 (electronically filed with Amendment No. 94 dated January 22, 2010)

(1)(l) Articles Supplementary of Registrant, on behalf of T. Rowe Price Emerging Markets Local Currency Bond Fund and T. Rowe Price Emerging Markets Local Currency Bond Fund—Advisor Class, dated February 3, 2011 (electronically filed with Amendment No. 101 dated May 24, 2011)

(1)(m) Articles Supplementary of Registrant, on behalf of T. Rowe Price Emerging Markets Corporate Bond Fund and T. Rowe Price Emerging Markets Corporate Bond Fund—Advisor Class, dated February 7, 2012 (electronically filed with Amendment No. 107 dated May 17, 2012)

(1)(n) Articles of Amendment of Registrant, on behalf of T. Rowe Price Emerging Europe & Mediterranean Fund, dated February 23, 2012 (electronically filed with Amendment No. 115 dated October 17, 2013)

(1)(o) Articles of Amendment of Registrant, on behalf of T. Rowe Price Global Large-Cap Stock Fund and T. Rowe Price Global Large-Cap Stock Fund—Advisor Class, dated August 21, 2013 (electronically filed with Amendment No. 115 dated October 17, 2013)

(1)(p) Articles of Supplementary of Registrant, on behalf of T. Rowe Price Global Industrials Fund, dated August 26, 2013 (electronically filed with Amendment No. 115 dated October 17, 2013)

(1)(q) Articles of Supplementary of Registrant, on behalf of T. Rowe Price Africa & Middle East Fund, T. Rowe Price Emerging Europe & Mediterranean Fund, T. Rowe Price Emerging Markets Bond Fund, T. Rowe Price Emerging Markets Corporate Bond Fund, T. Rowe Price Emerging Markets Corporate Bond Fund—Advisor Class, T. Rowe Price Emerging Markets Local Currency Bond Fund, T. Rowe Price Emerging Markets Local Currency Bond Fund—Advisor Class, T. Rowe Price Emerging Markets Stock Fund, T. Rowe Price European Stock Fund, T. Rowe Price Global Infrastructure Fund, T. Rowe Price Global Infrastructure Fund—Advisor Class, T. Rowe Price Global Large-Cap Stock Fund, T. Rowe Price Global Large-Cap Stock Fund—Advisor Class, T. Rowe Price Global Stock Fund, T. Rowe Price International Bond Fund, T. Rowe Price International Bond Fund—Advisor Class, T. Rowe Price International Discovery Fund, T. Rowe Price International Growth & Income Fund, T. Rowe Price International Growth & Income Fund—Advisor Class, T. Rowe Price International Growth & Income Fund—R Class, T. Rowe Price International Stock Fund, T. Rowe Price International Stock Fund—Advisor Class, T. Rowe Price International Stock Fund—R Class, T. Rowe Price Japan Fund, T. Rowe Price Latin America Fund, T. Rowe Price New Asia Fund, and T. Rowe Price Overseas Stock Fund, dated August 29, 2013 (electronically filed with Amendment No. 115 dated October 17, 2013)

(1)(r) Articles Supplementary of Registrant, on behalf of T. Rowe Price Asia Opportunities Fund and T. Rowe Price Asia Opportunities Fund—Advisor Class, dated February 4, 2014 (electronically filed with Amendment No. 122 dated May 15, 2014)

(1)(s) Articles Supplementary of Registrant, on behalf of T. Rowe Price International Concentrated Equity Fund and T. Rowe Price International Concentrated Equity Fund—Advisor Class, dated May 27, 2014 (electronically filed with Amendment No. 124 dated June 3, 2014)

(1)(t) Articles Supplementary of Registrant, on behalf of T. Rowe Price Global High Income Bond Fund, T. Rowe Price Global High Income Bond Fund—Advisor Class, T. Rowe Price Global Unconstrained Bond Fund and T. Rowe Price Global Unconstrained Bond Fund—Advisor Class dated November 17, 2014 (electronically filed with Amendment No. 128 dated January 15, 2015)

(1)(u) Articles Supplementary of Registrant, on behalf of T. Rowe Price Emerging Markets Value Stock Fund, T. Rowe Price Emerging Markets Bond Fund—Advisor Class, T. Rowe Price Emerging Markets Bond Fund—I Class, T. Rowe Price Emerging Markets Corporate Bond Fund—I Class, T. Rowe Price Emerging Markets Local Currency Bond Fund—I Class, T. Rowe Price Emerging Markets Stock Fund—I Class, T. Rowe Price Emerging Markets Value Stock Fund—Advisor Class, T. Rowe Price Global High Income Bond Fund—I Class, T. Rowe Price Global Unconstrained Bond Fund—I Class, T. Rowe Price International Bond Fund—I Class, T. Rowe Price International Discovery Fund—I Class, T. Rowe Price International Growth & Income Fund—I Class, T. Rowe Price International Stock Fund—I Class, T. Rowe Price New Asia Fund—I Class, T. Rowe Price Overseas Stock Fund—Advisor Class, and T. Rowe Price Overseas Stock Fund—I Class dated June 19, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(1)(v) Articles Supplementary of Registrant, on behalf of T. Rowe Price Global Consumer Fund dated April 4, 2016 (electronically filed with Amendment No. 142 dated April 27, 2016)

(1)(w) Articles of Amendment of Registrant, on behalf of T. Rowe Price International Value Equity Fund, T. Rowe Price International Value Equity Fund—Advisor Class, T. Rowe Price International Value Equity Fund—R Class, and T. Rowe Price International Value Equity Fund—I Class, dated November 7, 2016 (electronically filed with Amendment No. 144 dated February 24, 2017)

(1)(x) Articles Supplementary of Registrant, on behalf of T. Rowe Price Africa & Middle East Fund—I Class, T. Rowe Price Asia Opportunities Fund—I Class, T. Rowe Price Emerging Europe Fund—I Class, T. Rowe Price Emerging Markets Value Stock Fund—I Class, T. Rowe Price European Stock Fund—I Class, T. Rowe Price Global Growth Stock Fund—I Class, T. Rowe Price Global Stock Fund—I Class, T. Rowe Price International Concentrated Equity Fund—I Class, T. Rowe Price Japan Fund—I Class, and T. Rowe Price Latin America Fund—I Class, dated January 20, 2017 (electronically filed with Amendment No. 144 dated February 24, 2017)

(1)(y) Articles Supplementary of Registrant, on behalf of T. Rowe Price Global Industrials Fund—I Class, dated March 20, 2017 (electronically filed with Amendment No. 146 dated April 26, 2017)

(1)(z) Articles Supplementary of Registrant, on behalf of T. Rowe Price International Bond Fund (USD Hedged), T. Rowe Price International Bond Fund (USD Hedged)—I Class, and T. Rowe Price International Bond Fund (USD Hedged)—Advisor Class, dated July 7, 2017 (electronically filed with Amendment No. 149 dated July 26, 2017)

(1)(aa) Articles Supplementary of Registrant, on behalf of T. Rowe Price Dynamic Credit Fund and T. Rowe Price Dynamic Credit Fund—I Class, dated August 15, 2018 (electronically filed with Amendment No. 155 dated September 4, 2018)

(1)(bb) Articles of Amendment of Registrant, on behalf of T. Rowe Price Emerging Markets Value Stock Fund, T. Rowe Price Emerging Markets Value Stock Fund—Advisor Class, T. Rowe Price Emerging Markets Value Stock Fund—I Class, T. Rowe Price International Concentrated Equity Fund, T. Rowe Price International Concentrated Equity Fund—Advisor Class, and T. Rowe Price International Concentrated Equity Fund—I Class dated February 1, 2019 (electronically filed with Amendment No. 160 dated February 27, 2019)

(1)(cc) Articles Supplementary of Registrant, on behalf of T. Rowe Price China Evolution Equity Fund and T. Rowe Price China Evolution Equity Fund—I Class, dated August 9, 2019 (electronically filed with Amendment No. 165 dated October 15, 2019)

(1)(dd) Articles Supplementary of Registrant, on behalf of T. Rowe Price International Bond Fund (USD Hedged)—Z Class, dated December 3, 2019 (electronically filed with Amendment No. 167 dated December 13, 2019)

(1)(ee) Articles Supplementary of Registrant, on behalf of T. Rowe Price Dynamic Global Bond Fund—Z Class, T. Rowe Price Emerging Markets Discovery Stock Fund—Z Class, T. Rowe Price Emerging Markets Bond Fund—Z Class, T. Rowe Price Emerging Markets Stock Fund—Z Class, T. Rowe Price International Bond Fund—Z Class, T. Rowe Price International Stock Fund—Z Class, T. Rowe Price International Value Equity Fund—Z Class, and T. Rowe Price Overseas Stock Fund—Z Class, dated February 17, 2020 (electronically filed with Amendment No. 170 dated February 26, 2020)

(2) By-Laws of Registrant, as amended May 1, 1991, September 30, 1993, July 21, 1999, February 5, 2003, April 21, 2004, February 8, 2005, July 22, 2008, October 17, 2011, October 22, 2012, and July 25, 2018 (electronically filed with Amendment No. 162 dated April 29, 2019)

(3) See Article FIFTH, Capital Stock, paragraphs (B)-(E) of the Articles of Restatement, (electronically filed with Amendment No. 70); and Article II, Shareholders, in its entirety, and Article VIII, Capital Stock, in its entirety, of the Bylaws (electronically filed with Amendment No. 89)

(4) Agreements and Plans of Reorganization dated May 4, 2020 is attached as Exhibit A to the Combined Information Statement and Prospectus and is incorporated herein by reference to Exhibit (4) of the Registrant’s Registration Statement on Form N-14 dated July 22, 2020

(5) Inapplicable

(6)(a) Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price International Bond Fund, dated May 1, 1990 (electronically filed with Amendment No. 42 dated February 28, 1994)

(6)(b) Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price International Stock Fund, dated May 1, 1990 (electronically filed with Amendment No. 42 dated February 28, 1994)

(6)(c) Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price International Discovery Fund, dated May 1, 1991 (electronically filed with Amendment No. 42 dated February 28, 1994)

(6)(d) Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price European Stock Fund, dated May 1, 1990 (electronically filed with Amendment No. 42 dated February 28, 1994)

(6)(e) Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price New Asia Fund, dated May 1, 1991 (electronically filed with Amendment No. 42 dated February 28, 1994)

(6)(f) Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price Japan Fund, dated November 6, 1991 (electronically filed with Amendment No. 42 dated February 28, 1994)

(6)(g) Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price Latin America Fund, dated November 3, 1993 (electronically filed with Amendment No. 41 dated December 16, 1993)

(6)(h) Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price Emerging Markets Bond Fund, dated November 2, 1994 (electronically filed with Amendment No. 44 dated December 22, 1994)

(6)(i) Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price Emerging Markets Stock Fund, dated January 25, 1995 (electronically filed with Amendment No. 49 dated March 22, 1995)

(6)(j) Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price Global Stock Fund, dated November 1, 1995 (electronically filed with Amendment No. 51 dated December 20, 1995)

(6)(k) Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price International Growth & Income Fund, dated November 4, 1998 (electronically filed with Amendment No. 56 dated November 19, 1998)

(6)(l) Investment Management Agreement between Registrant and T. Rowe Price International, Inc., on behalf of T. Rowe Price Emerging Europe & Mediterranean Fund, dated April 19, 2000 (electronically filed with Amendment No. 62 dated April 28, 2000)

(6)(m) Investment Subadvisory Agreement between T. Rowe Price International, Inc. and T. Rowe Price Global Investment Services Limited with respect to T. Rowe Price International Discovery and T. Rowe Price Japan Funds, dated May 15, 2003 (electronically filed with Amendment No. 69 dated June 30, 2003)

(6)(n) Amended Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., dated August 1, 2004 (electronically filed with Amendment No. 89 dated February 25, 2005)

(6)(o) Investment Management Agreement between Registrant and T. Rowe Price International, Inc., on behalf of T. Rowe Price Overseas Stock Fund, dated October 18, 2006 (electronically filed with Amendment No. 81 dated December 21, 2006)

(6)(p) Investment Management Agreement between Registrant and T. Rowe Price International, Inc., on behalf of T. Rowe Price Africa & Middle East Fund, dated April 24, 2007 (electronically filed with Amendment No. 85 dated June 15, 2007)

(6)(q) Investment Management Agreement between Registrant and T. Rowe Price International, Inc., on behalf of T. Rowe Price Global Large-Cap Stock Fund, dated July 22, 2008 (electronically filed with Amendment No. 89 dated October 17, 2008)

(6)(r) Investment Management Sub-Delegation Agreement between T. Rowe Price International, Inc. and T. Rowe Price Global Toshi Komon, on behalf of T. Rowe Price International Discovery and T. Rowe Price Japan Funds, dated June 15, 2009 (electronically filed with Amendment No. 93 dated December 11, 2009)

(6)(s) Investment Management Agreement between Registrant and T. Rowe Price International, Inc., on behalf of T. Rowe Price Global Infrastructure Fund, dated October 20, 2009 (electronically filed with Amendment No. 94 dated January 22, 2010)

(6)(t) Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Africa & Middle East Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(u) Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Emerging Europe & Mediterranean Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(v) Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Emerging Markets Stock Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(w) Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price European Stock Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(x) Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Global Large-Cap Stock Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(y) Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Global Stock Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(z) Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Global Infrastructure Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(aa) Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price International Discovery Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(bb) Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price International Growth & Income Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(cc) Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price International Stock Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(dd) Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Japan Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(ee) Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Latin America Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(ff) Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price New Asia Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(gg) Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Overseas Stock Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(hh) Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Emerging Markets Bond Fund, dated December 31, 2010 (electronically filed with Amendment No. 99 dated April 29, 2011)

(6)(ii) Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price International Bond Fund, dated December 31, 2010 (electronically filed with Amendment No. 99 dated April 29, 2011)

(6)(jj) Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Emerging Markets Local Currency Bond Fund and the T. Rowe Price Emerging Markets Local Currency Bond Fund—Advisor Class, dated February 3, 2011 (electronically filed with Amendment No. 101 dated May 24, 2011)

(6)(kk) Investment Sub-Advisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price International Ltd, with respect to T. Rowe Price Emerging Markets Local Currency Bond Fund, dated February 3, 2011 (electronically filed with Amendment No. 101 dated May 24, 2011)

(6)(ll) Investment Management Sub-Delegation Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Singapore Private Ltd., on behalf of T. Rowe Price International Stock Fund, dated August 1, 2011 (electronically filed with Amendment No. 103 dated February 27, 2012)

(6)(mm) Amendment to Investment Management Sub-Delegation Agreement originally between T. Rowe Price International, Inc. and T. Rowe Price Global Toshi Komon, on behalf of T. Rowe Price International Stock Fund, dated August 1, 2011 (electronically filed with Amendment No. 103 dated February 27, 2012)

(6)(nn) Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Emerging Markets Corporate Bond Fund and the T. Rowe Price Emerging Markets Corporate Bond Fund—Advisor Class, dated February 7, 2012 (electronically filed with Amendment No. 104 dated March 7, 2012)

(6)(oo) Investment Subadvisory Agreement between and among T. Rowe Price Associates, Inc., T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited with respect to T. Rowe Price Africa & Middle East Fund, T. Rowe Price Emerging Europe & Mediterranean Fund, T. Rowe Price Emerging Markets Stock Fund, T. Rowe Price European Stock Fund, T. Rowe Price International Bond Fund, T. Rowe Price International Discovery Fund, T. Rowe Price International Growth & Income Fund, T. Rowe Price International Stock Fund, T. Rowe Price Japan Fund, T. Rowe Price Latin America Fund, and T. Rowe Price New Asia Fund dated December 31, 2010 (electronically filed with Amendment No. 110 dated February 27, 2013)

(6)(pp) Investment Management Sub-Delegation Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Singapore Private Ltd, on behalf of T. Rowe Price Global Infrastructure Fund dated December 31, 2010 (electronically filed with Amendment No. 110 dated February 27, 2013)

(6)(qq) First Amendment to Investment Subadvisory Agreement between and among T. Rowe Price Associates, Inc., T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited with respect to T. Rowe Price Africa & Middle East Fund, T. Rowe Price Emerging Europe & Mediterranean Fund, T. Rowe Price Emerging Markets Stock Fund, T. Rowe Price European Stock Fund, T. Rowe Price International Bond Fund, T. Rowe Price International Discovery Fund, T. Rowe Price International Growth & Income Fund, T. Rowe Price International Stock Fund, T. Rowe Price Japan Fund, T. Rowe Price Latin America Fund, and T. Rowe Price New Asia Fund, dated April 24, 2012 (electronically filed with Amendment No. 110 dated February 27, 2013)

(6)(rr) Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Global Industrials Fund, dated July 24, 2013 (electronically filed with Amendment No. 115 dated October 17, 2013)

(6)(ss) Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Asia Opportunities Fund and the T. Rowe Price Asia Opportunities Fund—Advisor Class, dated February 4, 2014 (electronically filed with Amendment No. 122 dated May 15, 2014)

(6)(tt) Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Hong Kong Limited with respect to T. Rowe Price Asia Opportunities Fund, dated February 4, 2014 (electronically filed with Amendment No. 122 dated May 15, 2014)

(6)(uu) Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price International Concentrated Equity Fund and the T. Rowe Price International Concentrated Equity Fund—Advisor Class, dated April 29, 2014 (electronically filed with Amendment No. 125 dated August 12, 2014)

(6)(vv) Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price International Ltd with respect to T. Rowe Price International Concentrated Equity Fund, dated April 29, 2014 (electronically filed with Amendment No. 125 dated August 12, 2014)

(6)(ww) Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Global High Income Bond Fund and the T. Rowe Price Global High Income Bond Fund—Advisor Class, dated October 21, 2014 (electronically filed with Amendment No. 127 dated November 7, 2014)

(6)(xx) Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Global Unconstrained Bond Fund and the T. Rowe Price Global Unconstrained Bond Fund—Advisor Class, dated October 21, 2014 (electronically filed with Amendment No. 127 dated November 7, 2014)

(6)(yy) Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price International Ltd with respect to T. Rowe Price Global High Income Bond Fund, dated October 21, 2014 (electronically filed with Amendment No. 127 dated November 7, 2014)

(6)(zz) Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price International Ltd with respect to T. Rowe Price Global Unconstrained Bond Fund, dated October 21, 2014 (electronically filed with Amendment No. 127 dated November 7, 2014)

(6)(aaa) Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Emerging Markets Value Stock Fund and the T. Rowe Price Emerging Markets Value Stock Fund—Advisor Class, dated July 27, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(6)(bbb) Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Hong Kong Limited with respect to T. Rowe Price Emerging Markets Value Stock Fund, dated July 27, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(6)(ccc) Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Global Consumer Fund, dated February 3, 2016 (electronically filed with Amendment No. 142 dated April 27, 2016)

(6)(ddd) Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited with respect to T. Rowe Price Global Stock Fund, dated March 1, 2016 (electronically filed with Amendment No. 151 dated February 26, 2018)

(6)(eee) Investment Management Agreement between Registrant, on behalf of T. Rowe Price International Bond Fund (USD Hedged), and T. Rowe Price Associates, Inc., dated July 25, 2017 (electronically filed with Amendment No. 149 dated July 26, 2017)

(6)(fff) Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price International Ltd with respect to T. Rowe Price International Bond Fund (USD Hedged) dated July 25, 2017 (electronically filed with Amendment No. 151 dated February 26, 2018)

(6)(ggg) Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Japan, Inc., with respect to T. Rowe Price International Discovery Fund, dated April 1, 2018 (electronically filed with Amendment No. 153 dated April 26, 2018)

(6)(hhh) Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Japan, Inc., with respect to T. Rowe Price Japan Fund, dated April 1, 2018 (electronically filed with Amendment No. 153 dated April 26, 2018)

(6)(iii) Amendment to Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price International Bond Fund, dated August 1, 2017 (electronically filed with Amendment No. 153 dated April 26, 2018)

(6)(jjj) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Dynamic Credit Fund, and T. Rowe Price Associates, Inc., dated July 24, 2018 (electronically filed with Amendment No. 155 dated September 4, 2018)

(6)(kkk) Investment Management Agreement between Registrant, on behalf of T. Rowe Price China Evolution Equity Fund, and T. Rowe Price Associates, Inc., dated July 31, 2019 (electronically filed with Amendment No. 182 dated August 9, 2019)

(6)(lll) Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Hong Kong Limited, with respect to T. Rowe Price China Evolution Equity Fund, dated July 31, 2019 (electronically filed with Amendment No. 182 dated August 9, 2019)

(6)(mmm) Amendment to Investment Management Agreement between T. Rowe Price Associates, Inc. and the Registrant, on behalf of T. Rowe Price Emerging Markets Discovery Stock Fund, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(6)(nnn) Amendment to Investment Management Agreement between Registrant, on behalf of T. Rowe Price Emerging Markets Corporate Bond Fund, and T. Rowe Price Associates, Inc., dated October 1, 2019 (electronically filed with Amendment No. 172 dated April 28, 2020)

(6)(ooo) Amendment to Investment Management Agreement between Registrant, on behalf of T. Rowe Price Global High Income Bond Fund, and T. Rowe Price Associates, Inc., dated October 1, 2019 (electronically filed with Amendment No. 172 dated April 28, 2020)

(6)(ppp) Amendment to Restated Investment Management Agreement between Registrant, on behalf of T. Rowe Price International Stock Fund, and T. Rowe Price Associates, Inc., dated September 1, 2020 (electroncially filed on Form N-14 dated June 8, 2020)

(6)(qqq) Amendment to Restated Investment Management Agreement between Registrant, on behalf of T. Rowe Price Overseas Stock Fund, and T. Rowe Price Associates, Inc., dated September 1, 2020 (electroncially filed on Form N-14 dated June 8, 2020)

(7)(a) Underwriting Agreement between Registrant and T. Rowe Price Investment Services, Inc., dated May 1, 2003 (electronically filed with Amendment No. 68 dated April 29, 2003)

(7)(b) Amendment to Underwriting Agreements between each T. Rowe Price Fund listed on Schedule A and T. Rowe Price Investment Services, Inc., dated February 6, 2017 (electronically filed with Amendment No. 153 dated April 26, 2018)

(8) Inapplicable

(9)(a) Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, February 7, 2001, June 7, 2001, July 24, 2001, April 24, 2002, July 24, 2002, September 4, 2002, July 23, 2003, October 22, 2003, February 4, 2004, September 20, 2004, March 2, 2005, April 19, 2006, July 19,  2006, October 18, 2006, April 24, 2007, June 12, 2007, July 24, 2007, October 23, 2007, February 6, 2008, July 22, 2008, October 21, 2008, April 22, 2009, August 28, 2009, October 20, 2009, February 10, 2010, April 29, 2010, July 6, 2010, July 21, 2010, October 21, 2010, April 15, 2011, April 20, 2011, October 17, 2011, February 9, 2012, April 24, 2012, September 9, 2012, November 7, 2012, March 14, 2013, April 4, 2013, April 22, 2013, July 1, 2013, July 24, 2013, February 4, 2014, March 19, 2014, May 14, 2014, June 5, 2014, August 5, 2014, November 21, 2014, June 8, 2015, July 16, 2015, July 30, 2015, July 31, 2015, August 3, 2015, September 16, 2015, September 18, 2015, October 27, 2015, February 23, 2016, April 8, 2016, May 2, 2016, July 12, 2016, August 1, 2016, October 3, 2016, April 25, 2017, June 28, 2017, July 24, 2017, August 10, 2017, September 15, 2017, October 30, 2017, February 5, 2018, August 9, 2018, April 5, 2019, April 15, 2019, August 26, 2019, November 15, 2019, and February 13, 2020

(9)(b) Global Custody Agreement between JPMorgan Chase Bank and T. Rowe Price Funds, dated January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31, 1996, July 23, 1997, September 3, 1997, October 29, 1997, December 15, 1998, October 6, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, July 24, 2001, April 24, 2002, July 24, 2002, July 23, 2003, October 22, 2003, September 20, 2004, December 14, 2005, April 19, 2006, October 18, 2006, April 24, 2007, July 24, 2007, October 23, 2007, February 6, 2008, July 22, 2008, October 21, 2008, April 22, 2009, October 1, 2009, October 20, 2009, December 16, 2009, February 10, 2010, April 29, 2010, July 21, 2010, February 3, 2011, April 21, 2011, July 29, 2011, October 17, 2011, February 8, 2012, April 24, 2012, February 5, 2013, March 5, 2013, July 24, 2013, December 10, 2013, February 4, 2014, July 17, 2014, December 22, 2014, July 31, 2015, February 26, 2016, April 21, 2016, July 15, 2016, July 26, 2016, May 1, 2017, July 28, 2017, September 25, 2017, October 13, 2017, December 15, 2017, February 1, 2018, May 1, 2018, October 1, 2018, January 25, 2019, August 30, 2019, October 3, 2019, and January 30, 2020

(10)(a) Rule 12b-1 Plan for T. Rowe Price International Stock Fund—Advisor Class dated May 1, 2003 (electronically filed with Amendment No. 68 dated April 29, 2003)

(10)(b) Rule 12b-1 Plan for T. Rowe Price International Bond Fund—Advisor Class dated May 1, 2003 (electronically filed with Amendment No. 68 dated April 29, 2003)

(10)(c) Rule 12b-1 Plan for T. Rowe Price International Stock Fund—R Class dated May 1, 2003 (electronically filed with Amendment No. 68 dated April 29, 2003)

(10)(d) Rule 12b-1 Plan for T. Rowe Price International Growth & Income Fund—Advisor Class dated May 1, 2003 (electronically filed with Amendment No. 68 dated April 29, 2003)

(10)(e) Rule 12b-1 Plan for T. Rowe Price International Growth & Income Fund—R Class dated May 1, 2003 (electronically filed with Amendment No. 68 dated April 29, 2003)

(10)(f) Rule 12b-1 Plan for T. Rowe Price Global Stock Fund—Advisor Class dated April 28, 2006 (electronically filed with Amendment No. 75 dated February 27, 2006)

(10)(g) Rule 12b-1 Plan for T. Rowe Price Global Large-Cap Stock Fund—Advisor Class dated October 27, 2008 (electronically filed with Amendment No. 88 dated August 7, 2008)

(10)(h) Rule 12b-1 Plan for T. Rowe Price Global Infrastructure Fund—Advisor Class dated January 27, 2010 (electronically filed with Amendment No. 92 dated November 12, 2009)

(10)(i) Form of Distribution and Service Agreement to be used by T. Rowe Price Investment Services, Inc. (electronically filed with Amendment No. 60 dated March 27, 2000)

(10)(j) Rule 12b-1 Plan for T. Rowe Price Emerging Markets Local Currency Bond Fund—Advisor Class dated May 26, 2011 (electronically filed with Amendment No. 101 dated May 24, 2011)

(10)(k) Rule 12b-1 Plan for T. Rowe Price Emerging Markets Corporate Bond Fund—Advisor Class dated May 24, 2012 (electronically filed with Amendment No. 104 dated March 7, 2012)

(10)(l) Rule 12b-1 Plan for T. Rowe Price Asia Opportunities Fund—Advisor Class dated May 21, 2014 (electronically filed with Amendment No. 118 dated March 5, 2014)

(10)(m) Rule 12b-1 Plan for T. Rowe Price International Concentrated Equity Fund—Advisor Class dated August 22, 2014 (electronically filed with Amendment No. 124 dated June 3, 2014)

(10)(n) Rule 12b-1 Plan for T. Rowe Price Global High Income Bond Fund—Advisor Class dated January 22, 2015 (electronically filed with Amendment No. 127 dated November 7, 2014)

(10)(o) Rule 12b-1 Plan for T. Rowe Price Global Unconstrained Bond Fund—Advisor Class dated January 22, 2015 (electronically filed with Amendment No. 127 dated November 7, 2014)

(10)(p) Rule 12b-1 Plan for T. Rowe Price Emerging Markets Value Stock Fund—Advisor Class dated August 24, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(10)(q) Rule 12b-1 Plan for T. Rowe Price Emerging Markets Bond Fund—Advisor Class dated August 28, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(10)(r) Rule 12b-1 Plan for T. Rowe Price Overseas Stock Fund—Advisor Class dated August 28, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(10)(s) Rule 12b-1 Plan for T. Rowe Price International Bond Fund (USD Hedged)—Advisor Class dated September 12, 2017 (electronically filed with Amendment No. 149 dated July 26, 2017)

(10)(t) Rule 18f-3 Plan for T. Rowe Price International Stock Fund and T. Rowe Price International Stock Fund—Advisor Class dated February 9, 2000 (electronically filed with Amendment No. 60 dated March 27, 2000)

(10)(u) Rule 18f-3 Plan for T. Rowe Price International Bond Fund and T. Rowe Price International Bond Fund—Advisor Class dated February 9, 2000 (electronically filed with Amendment No. 60 dated March 27, 2000)

(10)(v) Rule 18f-3 Plan for T. Rowe Price International Stock Fund, T. Rowe Price International Stock Fund—Advisor Class, and T. Rowe Price International Stock Fund—R Class dated July 24, 2002 (electronically filed with Amendment No. 66 dated September 3, 2002)

(10)(w) Rule 18f-3 Plan for T. Rowe Price International Growth & Income Fund, T. Rowe Price International Growth & Income Fund—Advisor Class, and T. Rowe Price International Growth & Income Fund—R Class dated July 24, 2002 (electronically filed with Amendment No. 66 dated September 3, 2002)

(10)(x) Rule 18f-3 Plan for T. Rowe Price Global Stock Fund and T. Rowe Price Global Stock Fund—Advisor Class dated April 28, 2006 (electronically filed with Amendment No. 75 dated February 27, 2006)

(10)(y) Rule 18f-3 Plan for T. Rowe Price Global Large-Cap Stock Fund and T. Rowe Price Global Large-Cap Stock Fund—Advisor Class dated October 27, 2008 (electronically filed with Amendment No. 88 dated August 7, 2008)

(10)(z) Rule 18f-3 Plan for T. Rowe Price Global Infrastructure Fund and T. Rowe Price Global Infrastructure Fund—Advisor Class dated January 27, 2010 (electronically filed with Amendment No. 92 dated November 12, 2009)

(10)(aa) Rule 18f-3 Plan for T. Rowe Price Emerging Markets Local Currency Bond Fund and T. Rowe Price Emerging Markets Local Currency Bond Fund—Advisor Class dated May 26, 2011 (electronically filed with Amendment No. 101 dated May 24, 2011)

(10)(bb) Rule 18f-3 Plan for T. Rowe Price Emerging Markets Corporate Bond Fund and T. Rowe Price Emerging Markets Corporate Bond Fund—Advisor Class dated May 24, 2012 (electronically filed with Amendment No. 104 dated March 7, 2012)

(10)(cc) Rule 18f-3 Plan for T. Rowe Price Asia Opportunities Fund and T. Rowe Price Asia Opportunities Fund—Advisor Class dated May 21, 2014 (electronically filed with Amendment No. 118 dated March 5, 2014)

(10)(dd) Rule 18f-3 Plan for T. Rowe Price International Concentrated Equity Fund and T. Rowe Price International Concentrated Equity Fund—Advisor Class dated August 22, 2014 (electronically filed with Amendment No. 124 dated June 3, 2014)

(10)(ee) Rule 18f-3 Plan for T. Rowe Price Global High Income Bond Fund and T. Rowe Price Global High Income Bond Fund—Advisor Class dated January 22, 2015 (electronically filed with Amendment No. 127 dated November 7, 2014)

(10)(ff) Rule 18f-3 Plan for T. Rowe Price Global Unconstrained Bond Fund and T. Rowe Price Global Unconstrained Bond Fund—Advisor Class dated January 22, 2015 (electronically filed with Amendment No. 127 dated November 7, 2014)

(10)(gg) Rule 18f-3 Plan for T. Rowe Price Emerging Markets Bond Fund, T. Rowe Price Emerging Markets Bond Fund—Advisor Class, and T. Rowe Price Emerging Markets Bond Fund—I Class dated August 28, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(10)(hh) Rule 18f-3 Plan for T. Rowe Price Emerging Markets Stock Fund and T. Rowe Price Emerging Markets Stock Fund—I Class dated August 28, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(10)(ii) Rule 18f-3 Plan for T. Rowe Price Emerging Markets Value Stock Fund and T. Rowe Price Emerging Markets Value Stock Fund—Advisor Class dated August 24, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(10)(jj) Amended and Restated Rule 18f-3 Plan for T. Rowe Price Global High Income Bond Fund, T. Rowe Price Global High Income Bond Fund—Advisor Class, and T. Rowe Price Global High Income Bond Fund—I Class dated August 28, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(10)(kk) Amended and Restated Rule 18f-3 Plan for T. Rowe Price Global Unconstrained Bond Fund, T. Rowe Price Global Unconstrained Bond Fund—Advisor Class, and T. Rowe Price Global Unconstrained Bond Fund—I Class dated August 28, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(10)(ll) Amended and Restated Rule 18f-3 Plan for T. Rowe Price International Bond Fund, T. Rowe Price International Bond Fund—Advisor Class, and T. Rowe Price International Bond Fund—I Class dated August 28, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(10)(mm) Amended and Restated Rule 18f-3 Plan for T. Rowe Price International Growth & Income Fund, T. Rowe Price International Growth & Income Fund—Advisor Class, T. Rowe Price International Growth & Income Fund—R Class, and T. Rowe Price International Growth & Income Fund—I Class dated August 28, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(10)(nn) Amended and Restated Rule 18f-3 Plan for T. Rowe Price International Stock Fund, T. Rowe Price International Stock Fund—Advisor Class, T. Rowe Price International Stock Fund—R Class, and T. Rowe Price International Stock Fund—I Class dated August 28, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(10)(oo) Rule 18f-3 Plan for T. Rowe Price Overseas Stock Fund, T. Rowe Price Overseas Stock Fund—Advisor Class, and T. Rowe Price Overseas Stock Fund—I Class dated August 28, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(10)(pp) Amended and Restated Rule 18f-3 Plan for T. Rowe Price Emerging Markets Corporate Bond Fund, T. Rowe Price Emerging Markets Corporate Bond Fund—Advisor Class, and T. Rowe Price Emerging Markets Corporate Bond Fund—I Class dated December 17, 2015 (electronically filed with Amendment No. 137 dated December 8, 2015)

(10)(qq) Amended and Restated Rule 18f-3 Plan for T. Rowe Price Emerging Markets Local Currency Bond Fund, T. Rowe Price Emerging Markets Local Currency Bond Fund—Advisor Class, and T. Rowe Price Emerging Markets Local Currency Bond Fund—I Class dated December 17, 2015 (electronically filed with Amendment No. 137 dated December 8, 2015)

(10)(rr) Rule 18f-3 Plan for T. Rowe Price International Discovery Fund and T. Rowe Price International Discovery Fund—I Class dated December 17, 2015 (electronically filed with Amendment No. 137 dated December 8, 2015)

(10)(ss) Rule 18f-3 Plan for T. Rowe Price New Asia Fund and T. Rowe Price New Asia Fund—I Class dated December 17, 2015 (electronically filed with Amendment No. 137 dated December 8, 2015)

(10)(tt) Rule 18f-3 Plan for T. Rowe Price Africa & Middle East Fund and T. Rowe Price Africa & Middle East Fund—I Class dated March 6, 2017 (electronically filed with Amendment No. 144 dated February 24, 2017)

(10)(uu) Amended and Restated Rule 18f-3 Plan for T. Rowe Price Asia Opportunities Fund, T. Rowe Price Asia Opportunities Fund—Advisor Class, and T. Rowe Price Asia Opportunities Fund—I Class dated March 6, 2017 (electronically filed with Amendment No. 144 dated February 24, 2017)

(10)(vv) Rule 18f-3 Plan for T. Rowe Price Emerging Europe Fund and T. Rowe Price Emerging Europe Fund—I Class dated March 6, 2017 (electronically filed with Amendment No. 144 dated February 24, 2017)

(10)(ww) Amended and Restated Rule 18f-3 Plan for T. Rowe Price Emerging Markets Value Stock Fund, T. Rowe Price Emerging Markets Value Stock Fund—Advisor Class, and T. Rowe Price Emerging Markets Value Stock Fund—I Class dated March 6, 2017 (electronically filed with Amendment No. 144 dated February 24, 2017)

(10)(xx) Rule 18f-3 Plan for T. Rowe Price European Stock Fund and T. Rowe Price European Stock Fund—I Class, dated March 6, 2017 (electronically filed with Amendment No. 144 dated February 24, 2017)

(10)(yy) Amended and Restated Rule 18f-3 Plan for T. Rowe Price Global Growth Stock Fund, T. Rowe Price Global Growth Stock Fund—Advisor Class, and T. Rowe Price Global Growth Stock Fund—I Class dated March 6, 2017 (electronically filed with Amendment No. 144 dated February 24, 2017)

(10)(zz) Amended and Restated Rule 18f-3 Plan for T. Rowe Price Global Stock Fund, T. Rowe Price Global Stock Fund—Advisor Class, and T. Rowe Price Global Stock Fund—I Class dated March 6, 2017 (electronically filed with Amendment No. 144 dated February 24, 2017)

(10)(aaa) Amended and Restated Rule 18f-3 Plan for T. Rowe Price International Concentrated Equity Fund, T. Rowe Price International Concentrated Equity Fund—Advisor Class, and T. Rowe Price International Concentrated Equity Fund—I Class dated March 6, 2017 (electronically filed with Amendment No. 144 dated February 24, 2017)

(10)(bbb) Rule 18f-3 Plan for T. Rowe Price Japan Fund and T. Rowe Price Japan Fund—I Class dated March 6, 2017 (electronically filed with Amendment No. 144 dated February 24, 2017)

(10)(ccc) Rule 18f-3 Plan for T. Rowe Price Latin America Fund and T. Rowe Price Latin America Fund—I Class dated March 6, 2017 (electronically filed with Amendment No. 144 dated February 24, 2017)

(10)(ddd) Rule 18f-3 Plan for T. Rowe Price Global Industrials Fund and T. Rowe Price Global Industrials Fund—I Class dated May 3, 2017 (electronically filed with Amendment No. 146 dated April 26, 2017)

(10)(eee) Rule 18f-3 Plan for T. Rowe Price International Bond Fund (USD Hedged), T. Rowe Price International Bond Fund (USD Hedged)—Advisor Class, and T. Rowe Price International Bond Fund (USD Hedged)—I Class dated September 12, 2017 (electronically filed with Amendment No. 149 dated July 26, 2017)

(10)(fff) Rule 18f-3 Plan for T. Rowe Price Dynamic Credit Fund and T. Rowe Price Dynamic Credit Fund—I Class dated January 10, 2019 (electronically filed with Amendment No. 155 dated September 4, 2018)

(10)(ggg) Rule 18f-3 Plan for T. Rowe Price China Evolution Equity Fund and T. Rowe Price China Evolution Equity Fund—I Class dated December 3, 2019 (electronically filed with Amendment No. 182 dated August 9, 2019)

(10)(hhh) Amended and Restated Rule 18f-3 Plan for T. Rowe Price International Bond Fund (USD Hedged), T. Rowe Price International Bond Fund (USD Hedged)—Advisor Class, T. Rowe Price International Bond Fund (USD Hedged)—I Class, and T. Rowe Price International Bond Fund (USD Hedged)—Z Class, dated December 3, 2019 (electronically filed with Amendment No. 168 dated February 6, 2020)

(10)(iii) Amended and Restated Rule 18f-3 Plan for T. Rowe Price International Disciplined Equity Fund, T Rowe Price International Disciplined Equity Fund—Advisor Class, and T. Rowe Price International Disciplined Equity Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(jjj) Amended and Restated Rule 18f-3 Plan for T. Rowe Price Global Growth Stock Fund, T. Rowe Price Global Growth Stock Fund—Advisor Class, and T. Rowe Price Global Growth Stock Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(kkk) Amended and Restated Rule 18f-3 Plan for T. Rowe Price Africa & Middle East Fund and T. Rowe Price Africa & Middle East Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(lll) Amended and Restated Rule 18f-3 Plan for T. Rowe Price Asia Opportunities Fund, T. Rowe Price Asia Opportunities Fund—Advisor Class, and T. Rowe Price Asia Opportunities Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(mmm) Amended and Restated Rule 18f-3 Plan for T. Rowe Price Emerging Europe Fund and T. Rowe Price Emerging Europe Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(nnn) Amended and Restated Rule 18f-3 Plan for T. Rowe Price European Stock Fund and T. Rowe Price European Stock Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(ooo) Amended and Restated Rule 18f-3 Plan for T. Rowe Price Global Stock Fund, T. Rowe Price Global Stock Fund—Advisor Class, and T. Rowe Price Global Stock Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(ppp) Amended and Restated Rule 18f-3 Plan for T. Rowe Price International Discovery Fund and T. Rowe Price International Discovery Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(qqq) Amended and Restated Rule 18f-3 Plan for T. Rowe Price Japan Fund and T. Rowe Price Japan Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(rrr) Amended and Restated Rule 18f-3 Plan for T. Rowe Price Latin America Fund and T. Rowe Price Latin America Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(sss) Amended and Restated Rule 18f-3 Plan for T. Rowe Price New Asia Fund and T. Rowe Price New Asia Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(ttt) Amended and Restated Rule 18f-3 Plan for T. Rowe Price Emerging Markets Bond Fund, T. Rowe Price Emerging Markets Bond Fund—Advisor Class, T. Rowe Price Emerging Markets Bond Fund—I Class, and T. Rowe Price Emerging Markets Bond Fund —Z Class, dated February 18, 2020 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(uuu) Amended and Restated Rule 18f-3 Plan for T. Rowe Price Dynamic Global Bond Fund, T. Rowe Price Dynamic Global Bond Fund—Advisor Class, T. Rowe Price Dynamic Global Bond—I Class, and T. Rowe Price Dynamic Global Fund—Z Class, dated February 18, 2020 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(vvv) Amended and Restated Rule 18f-3 Plan for T. Rowe Price International Stock Fund, T. Rowe Price International Stock Fund—Advisor Class, T. Rowe Price International Stock Fund—R Class, T. Rowe Price International Stock Fund—I Class, and T. Rowe Price International Stock Fund—Z Class, dated February 18, 2020 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(www) Amended and Restated Rule 18f-3 Plan for T. Rowe Price Emerging Markets Discovery Stock Fund, T. Rowe Price Emerging Markets Discovery Stock Fund—Advisor Class, T. Rowe Price Emerging Markets Discovery Stock Fund—I Class, and T. Rowe Price Emerging Markets Discovery Stock Fund—Z Class, dated February 18, 2020 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(xxx) Amended and Restated Rule 18f-3 Plan for T. Rowe Price International Bond Fund, T. Rowe Price International Bond Fund—Advisor Class, T. Rowe Price International Bond Fund—I Class, and T. Rowe Price International Bond Fund—Z Class, dated February 18, 2020 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(yyy) Amended and Restated Rule 18f-3 Plan for T. Rowe Price Emerging Markets Stock Fund, T. Rowe Price Emerging Markets Stock Fund—I Class, and T. Rowe Price Emerging Markets Stock Fund—Z Class, dated February 18, 2020 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(zzz) Amended and Restated Rule 18f-3 Plan for T. Rowe Price International Value Equity Fund, T. Rowe Price International Value Equity Fund—Advisor Class, T. Rowe Price International Value Equity Fund—R Class, T. Rowe Price International Value Equity Fund—I Class, and T. Rowe Price International Value Equity Fund—Z Class, dated February 18, 2020 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(aaaa) Amended and Restated Rule 18f-3 Plan for T. Rowe Price Overseas Stock Fund, T. Rowe Price Overseas Stock Fund—Advisor Class, T. Rowe Price Overseas Stock Fund—I Class, and T. Rowe Price Overseas Stock Fund—Z Class, dated February 18, 2020 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(bbbb) Amended and Restated Rule 18f-3 Plan for T. Rowe Price Emerging Markets Corporate Bond Fund, T. Rowe Price Emerging Markets Corporate Bond Fund—Advisor Class, and T. Rowe Price Emerging Markets Corporate Bond Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 172 dated April 28, 2020)

(10)(cccc) Amended and Restated Rule 18f-3 Plan for T. Rowe Price Emerging Markets Local Currency Bond Fund, T. Rowe Price Emerging Markets Local Currency Bond Fund—Advisor Class, and T. Rowe Price Emerging Markets Local Currency Bond Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 172 dated April 28, 2020)

(10)(dddd) Amended and Restated Rule 18f-3 Plan for T. Rowe Price Global High Income Bond Fund, T. Rowe Price Global High Income Bond Fund—Advisor Class, and T. Rowe Price Global High Income Bond Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 172 dated April 28, 2020)

(10)(eeee) Amended and Restated Rule 18f-3 Plan for T. Rowe Price Global Industrials Fund and T. Rowe Price Global Industrials Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 172 dated April 28, 2020)

(11) Opinion of Counsel as to the legality of securities – is filed herewith as Exhibit (11)

(12) Opinion and Consent of Willkie Farr & Gallagher LLP with respect to tax consequences (to be filed by amendment)

(13)(a) Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2020, as amended May 6, 2020

(13)(b) Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2014, as amended February 4, 2014, April 29, 2014, November 1, 2014, December 29, 2014, January 20, 2015, July 1, 2015, and July 27, 2015 (electronically filed with Amendment No. 142 dated April 27, 2016)

(13)(c) Agreement between T. Rowe Price Associates, Inc. and the T. Rowe Price Funds for Fund Accounting and Related Administrative Services, dated August 1, 2015, as amended November 3, 2015, April 27, 2016, July 19, 2016, August 1, 2016, October 25, 2016, April 18, 2017, July 17, 2017, October 30, 2017, August 9, 2018, August 1, 2019, and June 5, 2020

(13)(d) Fund Accounting Agreement between T. Rowe Price Funds, T. Rowe Price Associates, Inc. and The Bank of New York Mellon, dated August 1, 2015, as amended December 9, 2015, February 23, 2016, April 27, 2016, April 30, 2016, July 19, 2016, August 1, 2016, September 28, 2016, October 25, 2016, December 22, 2016, May 9, 2017, July 17, 2017, October 1, 2017, October 30, 2017, June 21, 2018, June 22, 2018, October 1, 2018, November 27, 2018, August 26, 2019, and June 5, 2020

(13)(e) Fund Accounting Agreement Side Letter between T. Rowe Price Associates, Inc. and the T. Rowe Price Funds in connection with the Fund Accounting Agreement between the T. Rowe Price Funds, T. Rowe Price Associates, Inc. and The Bank of New York Mellon dated February 28, 2017, as amended April 18, 2017, July 17, 2017, October 30, 2017, August 9, 2018, August 30, 2019, and June 5, 2020

(13)(f) Agreement between T. Rowe Price Retirement Plan Services, Inc. and the T. Rowe Price Funds, dated January 1, 2020, as amended May 6, 2020

(14) Consent of Independent Registered Public Accounting Firm

(15) Inapplicable

(16) Power of Attorney

Item 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees that, in response to Exhibit 12 required by Item 16, the Opinion and Consent of Counsel - Willkie Farr & Gallagher LLP, regarding certain tax matters, will be filed as part of an amendment to the registration statement

As required by the Securities Act of 1933, this Registrant Statement has been signed on behalf of the Registrant, in the City of Baltimore, and State of Maryland, on the 22nd day of July, 2020.

T. ROWE PRICE INTERNATIONAL FUNDS, INC.

/s/David Oestreicher

By: David Oestreicher

Director and Executive Vice President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/David Oestreicher	Director (Principal Executive Officer)	July 22, 2020

David Oestreicher	and Executive Vice President

/s/Alan S. Dupski	Treasurer	July 22, 2020

Alan S. Dupski	(Principal Financial Officer)
and Vice President

*

Teresa Bryce Bazemore	Director	July 22, 2020

*

Ronald J. Daniels	Director	July 22, 2020

*

Bruce W. Duncan	Director	July 22, 2020

*

Robert J. Gerrard, Jr.	Chairman of the Board	July 22, 2020

and Director

*

Paul F. McBride	Director	July 22, 2020

*

Cecilia E. Rouse	Director	July 22, 2020

*

John G. Schreiber	Director	July 22, 2020

/s/Robert W. Sharps	Director and Vice President	July 22, 2020

Robert W. Sharps

*/s/David Oestreicher	Attorney-In-Fact	July 22, 2020

David Oestreicher